                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-0816
                                   ---------------------------------------------

                      AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575

                                                   -----------------------------
Date of fiscal year end:     10-31
                           -----------------------------------------------------

Date of reporting period:    07-31-2005
                           -----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ULTRA(reg.sm) FUND
JULY 31, 2005
[american century investments logo and text logo]

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.2%
AEROSPACE & DEFENSE - 0.5%
         2,182,000  United Technologies Corp.                      $    110,627
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.6%
           862,000  C.H. Robinson Worldwide, Inc.                        53,935
         1,872,000  Expeditors International of
                    Washington, Inc.(1)                                 103,054
         1,583,000  FedEx Corporation                                   133,114
         3,879,000  United Parcel Service, Inc. Cl B                    283,051
                                                                 ---------------
                                                                        573,154
                                                                 ---------------
AUTOMOBILES - 1.0%
         4,368,000  Harley-Davidson, Inc.                               232,334
                                                                 ---------------
BEVERAGES - 3.0%
         4,088,000  Anheuser-Busch Companies, Inc.                      181,303
         4,221,000  Coca-Cola Company (The)                             184,711
         5,505,000  PepsiCo, Inc.                                       300,187
                                                                 ---------------
                                                                        666,201
                                                                 ---------------
BIOTECHNOLOGY - 2.3%
         3,618,000  Amgen Inc.(2)                                       288,536
         2,552,000  Genentech, Inc.(2)                                  227,970
                                                                 ---------------
                                                                        516,506
                                                                 ---------------
CAPITAL MARKETS - 2.5%
         2,240,000  Goldman Sachs Group, Inc. (The)                     240,756
         1,281,000  Legg Mason, Inc.(1)                                 130,854
         2,861,000  T. Rowe Price Group Inc.                            189,827
                                                                 ---------------
                                                                        561,437
                                                                 ---------------
CHEMICALS - 0.2%
           531,000  Monsanto Co.                                         35,773
                                                                 ---------------
COMMERCIAL BANKS - 0.9%
         3,357,000  Wells Fargo & Co.                                   205,918
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.9%
        13,115,000  Cisco Systems Inc.(2)                               251,152
        10,281,000  QUALCOMM Inc.                                       405,997
                                                                 ---------------
                                                                        657,149
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 2.6%
        14,648,000  Dell Inc.(2)                                        592,805
                                                                 ---------------
CONSUMER FINANCE - 2.0%
         8,632,000  SLM Corporation(1)                                  444,462
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 3.1%
         7,081,000  Apollo Group Inc. Cl A(2)                           532,138
         2,892,000  Weight Watchers International,
                    Inc.(1)(2)                                          164,323
                                                                 ---------------
                                                                        696,461
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.7%
           768,000  Chicago Mercantile Exchange
                    Holdings Inc.                                       231,206
         5,869,000  Citigroup Inc.                                      255,302
         4,216,000  McGraw-Hill Companies, Inc. (The)                   193,978
         3,284,000  Moody's Corp.                                       155,366
                                                                 ---------------
                                                                        835,852
                                                                 ---------------
FOOD & STAPLES RETAILING - 5.8%
         1,810,000  Costco Wholesale Corporation                         83,206
         5,412,000  Sysco Corp.                                         195,157
        13,999,000  Wal-Mart Stores, Inc.                               690,850
         4,580,000  Walgreen Co.                                        219,199
           895,000  Whole Foods Market, Inc.(1)                         122,176
                                                                 ---------------
                                                                      1,310,588
                                                                 ---------------
FOOD PRODUCTS - 0.5%
         1,459,000  Wrigley (Wm.) Jr. Company                           103,793
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.9%
         2,946,000  Biomet Inc.                                         112,331
        13,917,000  Boston Scientific Corp.(2)                          402,897
         9,904,000  Medtronic, Inc.                                     534,222
         2,795,000  St. Jude Medical, Inc.(2)                           132,511
         3,764,000  Stryker Corp.                                       203,595
         4,214,000  Varian Medical Systems, Inc.(1)(2)                  165,442
         2,576,000  Zimmer Holdings Inc.(2)                             212,159
                                                                 ---------------
                                                                      1,763,157
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
         9,032,000  UnitedHealth Group Incorporated                     472,374
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.2%
         7,259,000  Carnival Corporation(1)                             380,372
         2,027,000  Cheesecake Factory Inc.(1)(2)                        72,486
        16,135,000  International Game Technology(3)                    441,454

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

        23,771,000  PartyGaming plc ORD(2)                               72,250
           755,000  PF Chang's China Bistro, Inc.(1)(2)                  43,027
         3,039,000  Starbucks Corporation(2)                            159,699
                                                                 ---------------
                                                                      1,169,288
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.6%
         6,281,000  Procter & Gamble Co. (The)                          349,412
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.7%
         1,570,000  3M Co.                                              117,750
         8,855,000  Tyco International Ltd.                             269,812
                                                                 ---------------
                                                                        387,562
                                                                 ---------------
INSURANCE - 5.7%
         4,482,000  Aflac Inc.                                          202,138
         1,597,000  Ambac Financial Group, Inc.                         114,728
         3,271,000  American International Group, Inc.                  196,914
             3,890  Berkshire Hathaway Inc. Cl A(2)                     324,816
           108,695  Berkshire Hathaway Inc. Cl B(1)(2)                  302,389
         1,342,000  Progressive Corp.                                   133,784
                                                                 ---------------
                                                                      1,274,769
                                                                 ---------------
INTERNET & CATALOG RETAIL - 5.3%
        12,330,000  Amazon.com, Inc.(1)(2)                              556,946
        15,133,000  eBay Inc.(2)                                        632,257
                                                                 ---------------
                                                                      1,189,203
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.0%
           343,000  Google Inc. Cl A(2)                                  98,702
           444,000  VeriSign, Inc.(2)                                    11,682
         9,896,000  Yahoo! Inc.(2)                                      329,932
                                                                 ---------------
                                                                        440,316
                                                                 ---------------
IT SERVICES - 6.7%
        13,696,000  Accenture Ltd. Cl A(2)                              342,948
         6,808,000  Checkfree Corp.(1)(2)(3)                            230,519
        13,914,000  First Data Corp.                                    572,421
        10,236,000  Paychex, Inc.                                       357,339
                                                                 ---------------
                                                                      1,503,227
                                                                 ---------------
MULTILINE RETAIL - 1.4%
         1,120,000  Kohl's Corp.(2)                                      63,112
         4,199,000  Target Corporation                                  246,691
                                                                 ---------------
                                                                        309,803
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

OFFICE ELECTRONICS - 0.3%
         1,941,000  Zebra Technologies Corp.
                    Cl A(1)(2)                                           75,699
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.2%
         1,916,000  Apache Corp.                                        131,054
         4,896,000  Exxon Mobil Corp.                                   287,640
           939,000  Kinder Morgan, Inc.                                  83,440
                                                                 ---------------
                                                                        502,134
                                                                 ---------------
PERSONAL PRODUCTS - 1.5%
         2,225,000  Alberto-Culver Company Cl B                         100,392
         7,380,000  Avon Products, Inc.                                 241,400
                                                                 ---------------
                                                                        341,792
                                                                 ---------------
PHARMACEUTICALS - 6.6%
         1,786,000  American Pharmaceutical
                    Partners Inc.(1)(2)                                  81,067
         1,902,000  Eli Lilly and Company                               107,121
         5,057,000  Johnson & Johnson                                   323,446
         3,582,000  Novartis AG ORD                                     174,413
        13,192,000  Pfizer, Inc.                                        349,588
        14,270,000  Teva Pharmaceutical Industries
                    Ltd. ADR(1)                                         448,077
                                                                 ---------------
                                                                      1,483,712
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.7%
        39,703,000  ARM Holdings plc ORD                                 83,007
         9,923,000  Intel Corp.                                         269,311
         1,752,000  KLA-Tencor Corp.                                     90,578
         5,238,000  Maxim Integrated Products, Inc.                     219,315
         5,044,000  Microchip Technology Inc.                           156,717
                                                                 ---------------
                                                                        818,928
                                                                 ---------------
SOFTWARE - 5.5%
         7,375,000  Electronic Arts Inc.(2)                             424,799
         2,368,000  Intuit Inc.(1)(2)                                   113,664
        13,319,000  Microsoft Corporation                               341,100
         1,680,000  NAVTEQ Corp.(1)(2)                                   73,870
         9,514,000  Oracle Corp.(2)                                     129,200
         6,371,000  Symantec Corp.(2)                                   139,971
                                                                 ---------------
                                                                      1,222,604
                                                                 ---------------
SPECIALTY RETAIL - 5.4%
         8,200,000  Bed Bath & Beyond Inc.(2)                           376,380
         8,177,000  Carmax, Inc.(1)(2)(3)                               238,932
         6,310,000  Lowe's Companies, Inc.                              417,848
         5,672,000  PETsMART, Inc.                                      168,742
                                                                 ---------------
                                                                      1,201,902
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT  ($ IN THOUSANDS)                              VALUE
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE - 0.8%
         2,623,000  Golden West Financial Corp.                         170,810
                                                                 ---------------
TOTAL COMMON STOCKS                                                  22,219,752
(Cost $16,205,263)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 3.22%, 1/15/15, valued at
$31,314), in a joint trading account at 3.22%,
dated 7/29/05, due 8/1/05
(Delivery value $30,708)                                                 30,700

Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.875%, 2/15/21, valued at
$183,826), in a joint trading account at 3.22%,
dated 7/29/05, due 8/1/05
(Delivery value $180,748)                                               180,700
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                        211,400
(Cost $211,400)                                                  ---------------

COLLATERAL RECEIVED FOR SECURITIES
LENDING(4) - 3.0%

REPURCHASE AGREEMENTS - 2.9%

Repurchase Agreement, Barclays Bank plc,
(collateralized by variousU.S. Government Agency
obligations in a pooled account at the lending
agent), 3.31%, dated 7/29/05, due 8/1/05
(Delivery value $190,095)                                               190,043

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent), 3.31%,
dated 7/29/05, due 8/1/05
(Delivery value $462,628)                                               462,500
                                                                 ---------------
                                                                        652,543
                                                                 ---------------

SHORT-TERM DEBT - 0.1%
           $25,000  Morgan Stanley Master Note,
                    VRN, 3.49%, 8/1/05                                   25,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                      677,543
(Cost $677,543)
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 103.1%                                 23,108,695
                                                                 ---------------
(COST $17,094,206)

OTHER ASSETS AND LIABILITIES - (3.1)%                                  (704,133)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 22,404,562
                                                                 ===============

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                                         ($ IN THOUSANDS)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

      Contracts              Settlement                         Unrealized
       to Sell                  Date             Value          Gain(Loss)
--------------------------------------------------------------------------------
 112,833,000  CHF for USD      8/31/05           $ 87,845        $ (841)
                                            ====================================

(Value on Settlement Date $87,004)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective July 31, 2005.
(1)  Security, or a portion thereof, was on loan as of July 31, 2005. The aggregate value of securities on loan at July 31, 2005 was $662,704.
(2)  Non-income producing.
(3)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
     (See Note 1 in Supplementary Notes to Schedules of Investments for a
     summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2005.)
(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2005 follows:

                         SHARE                                                 SHARE
                        BALANCE    PURCHASE    SALES    REALIZED    DIVIDEND  BALANCE        MARKET
                       10/31/04      COST      COST    GAIN (LOSS)   INCOME   7/31/05         VALUE

Applebee's
International Inc.(1)  3,959,434   $  6,307  $ 53,041  $ 56,386      $254       --        $    --
Carmax, Inc.(2)(3)     4,669,000    101,682    14,096    (3,801)      --    8,177,000        238,932
Checkfree
Corp.(2)(3)            6,411,000     23,501     9,227     1,950       --    6,808,000        230,519
Cheesecake
Factory Inc.(1)(2)(3)  2,754,000       --      47,481    20,832       --    2,027,000(4)      72,486
China Yuchai
International
Limited(1)             2,178,000       --      62,991   (34,960)      --        --             --
Digital River
Inc.(1)(3)             3,764,000       --      98,305     3,376       --        --             --
Inamed Corp.(1)(3)     2,502,000       --     127,107    42,902       --        --             --
International
Game Technology        8,711,000    222,004      --        --       4,619  16,135,000        441,454
PF Chang's
China Bistro,
Inc.(1)(2)(3)          2,175,000       --      56,974    26,128       --      755,000         43,027
Sina Corp.(1)(3)       2,638,000     18,765   103,482   (27,765)      --        --             --
                                   --------  --------  ---------   ------                 ----------
                                   $372,259  $572,704  $ 85,048    $4,873                 $1,026,418
                                   ========  ========  =========   ======                 ==========

1.  Issuer was not an affiliate at July 31, 2005.
2.  Security, or a portion thereof, was on loan as of July 31, 2005.
3.  Non-income producing.
4.  Includes adjustments for shares received from a stock split and/or stock spinoff during the period.

2. FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                       $ 17,160,320
                                                    ================
Gross tax appreciation of investments                 $  6,036,434
Gross tax depreciation of investments                      (88,059)
                                                    ----------------
Net tax appreciation of investments                   $  5,948,375
                                                    ================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GROWTH FUND
JULY 31, 2005
[american century investments logo and text logo]

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 3.1%
         1,363,900  Rockwell Collins                                 $   66,558
         1,718,600  United Technologies Corp.                            87,133
                                                                 ---------------
                                                                        153,691
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.5%
         1,042,200  United Parcel Service, Inc. Cl B                     76,049
                                                                 ---------------
BEVERAGES - 2.7%
         2,478,200  PepsiCo, Inc.                                       135,136
                                                                 ---------------
BIOTECHNOLOGY - 5.3%
         1,334,600  Amgen Inc.(1)                                       106,434
           585,100  Charles River Laboratories(1)                        28,494
           366,000  Genentech, Inc.(1)                                   32,695
           662,800  Genzyme Corp.(1)                                     49,319
           531,500  Invitrogen Corp.(1)                                  45,587
                                                                 ---------------
                                                                        262,529
                                                                 ---------------
CAPITAL MARKETS - 2.6%
           480,100  Goldman Sachs Group, Inc. (The)                      51,601
         1,555,600  Northern Trust Corp.                                 79,025
                                                                 ---------------
                                                                        130,626
                                                                 ---------------
CHEMICALS - 1.7%
         1,256,200  Monsanto Co.                                         84,630
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
         1,342,000  Synovus Financial Corp.                              39,683
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
           806,300  Monster Worldwide Inc.(1)                            24,487
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 6.1%
         5,896,100  Cisco Systems Inc.(1)                               112,911
         4,153,700  Corning Inc.(1)                                      79,128
         1,333,300  QUALCOMM Inc.                                        52,652
         1,587,200  Scientific-Atlanta, Inc.                             61,107
                                                                 ---------------
                                                                        305,798
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 3.3%
         1,336,200  Dell Inc.(1)                                         54,076
         8,138,200  EMC Corp.(1)                                        111,412
                                                                 ---------------
                                                                        165,488
                                                                 ---------------
CONSUMER FINANCE - 1.9%
         1,717,700  American Express Co.                                 94,474
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.6%
         1,384,800  Weight Watchers
                    International, Inc.(1)                               78,684
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.3%
         3,233,600  CVS Corp.                                           100,339
         1,341,700  Wal-Mart Stores, Inc.                                66,213
                                                                 ---------------
                                                                        166,552
                                                                 ---------------
FOOD PRODUCTS - 1.4%
           598,700  Delta and Pine Land Company                          16,015
         1,209,600  Kellogg Co.                                          54,807
                                                                 ---------------
                                                                         70,822
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.6%
         1,075,500  Bard (C.R.), Inc.                                    71,833
         1,325,200  Becton Dickinson & Co.                               73,376
           991,700  Edwards Lifesciences Corporation(1)                  45,489
         1,623,200  Hospira Inc.(1)                                      62,087
         1,077,600  Medtronic, Inc.                                      58,126
         1,402,100  St. Jude Medical, Inc.(1)                            66,474
                                                                 ---------------
                                                                        377,385
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
         1,002,200  Covance Inc.(1)                                      49,659
           747,700  WellPoint Inc.(1)                                    52,892
                                                                 ---------------
                                                                        102,551
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
           901,100  Carnival Corporation                                 47,218
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.1%
           718,600  Kimberly-Clark Corp.                                 45,818
         2,837,700  Procter & Gamble Co. (The)                          157,861
                                                                 ---------------
                                                                        203,679
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES - 5.9%
         6,353,500  General Electric Co.                                219,196
         1,007,400  Textron Inc.                                         74,719
                                                                 ---------------
                                                                        293,915
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.1%
         1,283,100  eBay Inc.(1)                                         53,608
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.1%
           344,200  Google Inc. Cl A(1)                                  99,047
         1,026,600  VeriSign, Inc.(1)                                    27,010
         2,401,500  Yahoo! Inc.(1)                                       80,066
                                                                 ---------------
                                                                        206,123
                                                                 ---------------
IT SERVICES - 1.3%
         1,914,900  Paychex, Inc.                                        66,849
                                                                 ---------------
MEDIA - 3.6%
         1,084,800  Disney (Walt) Co.                                    27,814
           522,400  Getty Images Inc.(1)                                 42,184
         4,428,600  News Corp.                                           72,540
         1,355,500  Univision Communications
                    Inc. Cl A(1)                                         38,334
                                                                 ---------------
                                                                        180,872
                                                                 ---------------
MULTILINE RETAIL - 4.0%
         1,610,800  Dollar General Corp.                                 32,731
         1,280,700  Kohl's Corp.(1)                                      72,167
         1,587,700  Target Corporation                                   93,278
                                                                 ---------------
                                                                        198,176
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.6%
           713,500  Anadarko Petroleum Corp.                             63,038
         1,692,500  Apache Corp.                                        115,767
                                                                 ---------------
                                                                        178,805
                                                                 ---------------
PERSONAL PRODUCTS - 1.9%
         1,754,000  Gillette Company                                     94,137
                                                                 ---------------
PHARMACEUTICALS - 6.1%
           828,000  Abbott Laboratories                                  38,610
         2,314,300  Johnson & Johnson                                   148,022
         1,034,200  Novartis AG ORD                                      50,357
           502,400  Novo Nordisk AS Cl B ORD                             25,968
           309,700  Roche Holding AG ORD                                 42,137
                                                                 ---------------
                                                                        305,094
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 6.0%
         2,796,600  Applied Materials, Inc.                              51,625
         1,576,400  Broadcom Corp.(1)                                    67,423
           299,994  Freescale Semiconductor Inc.(1)                       7,725
         3,014,800  Intel Corp.                                          81,821
           424,800  Linear Technology Corp.                              16,508
         3,085,800  National Semiconductor Corp.                         76,250
                                                                 ---------------
                                                                        301,352
                                                                 ---------------
SOFTWARE - 6.1%
           239,800  Electronic Arts Inc.(1)                              13,812
         2,003,600  McAfee Inc.(1)                                       62,913
         8,996,300  Microsoft Corporation                               230,396
                                                                 ---------------
                                                                        307,121
                                                                 ---------------
SPECIALTY RETAIL - 2.5%
         1,349,800  AnnTaylor Stores Corporation(1)                      34,784
           526,100  Chico's FAS, Inc.(1)                                 21,102
         1,384,400  Home Depot, Inc.                                     60,236
           208,000  Williams-Sonoma, Inc.(1)                              9,185
                                                                 ---------------
                                                                        125,307
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
           516,400  NIKE, Inc. Cl B                                      43,274
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.1%
           829,600  MGIC Investment Corp.                                56,894
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
         2,398,600  Crown Castle International Corp.(1)                  52,194
                                                                 ---------------
TOTAL COMMON STOCKS                                                   4,983,203
(Cost $4,109,704)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.8%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
3.00% - 10.375%, 12/31/06 - 8/15/25, valued at
$42,873), in a joint trading account at 3.20%,
dated 7/29/05, due 8/1/05 (Delivery
value $42,234)                                                           42,200
                                                                 ---------------
(Cost $42,200)

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                               ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.5%                                  5,025,403
                                                                 ---------------
(COST $4,151,904)

OTHER ASSETS AND LIABILITIES - (0.5)%                                   (25,232)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $5,000,171
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                       ($ IN THOUSANDS)
     CONTRACTS              SETTLEMENT                            UNREALIZED
      TO SELL                  DATE                 VALUE         GAIN (LOSS)
--------------------------------------------------------------------------------
 83,221,285  CHF for USD      8/31/05              $64,792          $(621)
110,075,840  DKK for USD      8/31/05               17,912           (119)
                                              ----------------------------------
                                                   $82,704          $(740)
                                              ==================================
(Value on Settlement Date $81,964)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                                     ($ IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1.  FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                      $ 4,157,606
                                                  ================
Gross tax appreciation of investments                $   904,187
Gross tax depreciation of investments                    (36,390)
                                                  ----------------
Net tax appreciation of investments                  $   867,797
                                                  ================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FOCUSED GROWTH FUND
JULY 31, 2005
[american century investments logo and text logo]

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 7.6%
             6,201  Rockwell Collins                               $         302
             4,373  United Technologies Corp.                                222
                                                                 ---------------
                                                                             524
                                                                 ---------------
BEVERAGES - 4.5%
             5,663  PepsiCo, Inc.                                            309
                                                                 ---------------
CAPITAL MARKETS - 4.4%
             6,053  Northern Trust Corp.                                     307
                                                                 ---------------
CHEMICALS - 3.9%
             4,055  Monsanto Co.                                             273
                                                                 ---------------
COMMERCIAL BANKS - 4.1%
             9,663  Synovus Financial Corp.                                  286
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.7%
             1,570  Cisco Systems Inc.(1)                                     30
             2,674  Corning Inc.(1)                                           51
             8,118  Scientific-Atlanta, Inc.                                 313
                                                                 ---------------
                                                                             394
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.4%
            22,463  EMC Corp.(1)                                             308
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.2%
             9,475  CVS Corp.                                                294
                                                                 ---------------
FOOD PRODUCTS - 2.0%
             3,037  Delta and Pine Land Company                               82
             1,290  Kellogg Co.                                               58
                                                                 ---------------
                                                                             140
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.4%
             3,616  Becton Dickinson & Co.                                   200
             6,875  Edwards Lifesciences Corporation(1)                      316
             1,493  Hospira Inc.(1)                                           57
                                                                 ---------------
                                                                             573
                                                                 ---------------

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - 1.5%
             2,058  Covance Inc.(1)                                          102
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.3%
             3,617  Kimberly-Clark Corp.                                     231
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.6%
             6,385  General Electric Co.                                     220
             2,223  Textron Inc.                                             165
                                                                 ---------------
                                                                             385
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.0%
               220  Google Inc. Cl A(1)                                       64
                94  VeriSign, Inc.(1)                                          2
                                                                 ---------------
                                                                              66
                                                                 ---------------
IT SERVICES - 4.4%
             8,834  Paychex, Inc.                                            308
                                                                 ---------------
MEDIA - 4.1%
            10,964  Disney (Walt) Co.                                        281
                                                                 ---------------
MULTILINE RETAIL - 6.7%
             7,771  Dollar General Corp.                                     158
             5,247  Target Corporation                                       308
                                                                 ---------------
                                                                             466
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.5%
             4,575  Apache Corp.                                             313
                                                                 ---------------
PERSONAL PRODUCTS - 0.8%
             1,079  Gillette Company                                          58
                                                                 ---------------
PHARMACEUTICALS - 5.5%
             4,264  Johnson & Johnson                                        273
             2,219  Novartis AG ORD                                          108
                                                                 ---------------
                                                                             381
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
             4,308  Broadcom Corp.(1)                                        184
                                                                 ---------------

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------

SOFTWARE - 7.8%
             7,265  McAfee Inc.(1)                                           228
            12,079  Microsoft Corporation                                    309
                                                                 ---------------
                                                                             537
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
               173  Williams-Sonoma, Inc.(1)                                   8
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.3%
             2,295  MGIC Investment Corp.                                    157
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.5%                                        6,885
                                                                 ---------------
(Cost $6,549)

OTHER ASSETS AND LIABILITIES - 0.5%                                           38
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $       6,923
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                    ($ in Thousands)
     Contracts            Settlement                            Unrealized
      to Sell                Date                Value          Gain (Loss)
--------------------------------------------------------------------------------
97,857  CHF for USD        8/31/2005             $ 76              $ (1)
                                              ==================================

(Value on Settlement Date $75)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

FOCUSED GROWTH FUND - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    (AMOUNTS IN THOUSANDS)
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                           $ 6,567
                                                  ====================
Gross tax appreciation of investments                     $   374
Gross tax depreciation of investments                         (56)
                                                  --------------------
Net tax appreciation of investments                       $   318
                                                  ====================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HERITAGE FUND
JULY 31, 2005
[american century investments logo and text logo]

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                 ($ IN THOUSANDS)                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 6.1%
           401,100  Goodrich Corporation                           $     17,745
           167,500  L-3 Communications Holdings, Inc.                    13,104
            78,200  Precision Castparts Corp.                             7,036
           305,600  Rockwell Collins                                     14,913
                                                                 ---------------
                                                                         52,798
                                                                 ---------------
BEVERAGES - 1.0%
           319,000  Constellation Brands Inc.(1)                          8,741
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
           103,800  Gilead Sciences, Inc.(1)                              4,651
            72,800  Martek Biosciences Corporation(1)                     3,173
            67,631  Techne Corp.(1)                                       3,319
                                                                 ---------------
                                                                         11,143
                                                                 ---------------
CAPITAL MARKETS - 0.7%
            57,700  Legg Mason, Inc.                                      5,894
                                                                 ---------------
CHEMICALS - 3.7%
            89,800  Huntsman Corp.(1)                                     2,091
           442,900  Monsanto Co.                                         29,839
                                                                 ---------------
                                                                         31,930
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
           105,360  First Bancorp (Puerto Rico)                           2,583
            68,100  SVB Financial Group(1)                                3,497
                                                                 ---------------
                                                                          6,080
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
            60,000  Robert Half International Inc.                        2,033
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
           214,300  Arris Group Inc.(1)                                   2,366
           414,800  Corning Inc.(1)                                       7,901
           177,969  SiRF Technology Holdings, Inc.(1)                     3,889
                                                                 ---------------
                                                                         14,156
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.9%
           190,100  Apple Computer, Inc.(1)                               8,108
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                 ($ IN THOUSANDS)                                VALUE
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 4.6%
           508,866  Chicago Bridge & Iron Company
                    New York Shares                                      14,223
         1,196,000  Chiyoda Corporation ORD                              16,595
            55,700  Fluor Corp.                                           3,554
            89,100  Jacobs Engineering Group Inc.(1)                      5,246
                                                                 ---------------
                                                                         39,618
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.9%
           317,663  Cemex SA de CV ADR                                   14,980
            15,900  Lafarge North America Inc.                            1,110
                                                                 ---------------
                                                                         16,090
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.5%
            36,100  Strayer Education, Inc.                               3,553
           158,500  Weight Watchers International,
                    Inc.(1)                                               9,006
                                                                 ---------------
                                                                         12,559
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
            72,581  Ametek Inc.                                           2,990
           252,100  Vestas Wind Systems AS ORD (1)                        4,631
                                                                 ---------------
                                                                          7,621
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
            54,700  Anixter International Inc.(1)                         2,273
           314,205  FLIR Systems, Inc.(1)                                10,335
            20,244  Jabil Circuit, Inc.(1)                                  631
                                                                 ---------------
                                                                         13,239
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 10.6%
           110,200  Aker Kvaerner ASA ORD (1)                             5,373
            71,300  BJ Services Co.                                       4,349
            59,600  Cooper Cameron Corp.(1)                               4,230
           147,200  Diamond Offshore Drilling, Inc.                       8,399
           121,300  ENSCO International Inc.                              4,898
            52,302  Nabors Industries Ltd. (1)                            3,423
           678,556  National Oilwell Varco, Inc.(1)                      35,523
           260,000  Noble Corp.                                          17,467
           104,600  Technip SA, ORD                                       5,596
            43,000  TETRA Technologies, Inc.(1)                           1,714
                                                                 ---------------
                                                                         90,972
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                 ($ IN THOUSANDS)                                VALUE
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING - 3.1%
           710,100  CVS Corp.                                            22,034
         1,133,200  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                          5,069
                                                                 ---------------
                                                                         27,103
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%
           342,600  Bard (C.R.), Inc.                                    22,881
            22,281  Dade Behring Holdings Inc.                            1,689
            58,600  Gen-Probe Inc.(1)                                     2,584
            11,900  Inamed Corp.(1)                                         862
            60,081  Intuitive Surgical Inc.(1)                            4,170
            26,800  Mentor Corp.                                          1,333
           197,700  ResMed Inc.(1)                                       13,246
                                                                 ---------------
                                                                         46,765
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 8.9%
           359,836  Aetna Inc.                                           27,851
           308,000  Caremark Rx Inc.(1)                                  13,731
           230,033  Covance Inc.(1)                                      11,398
           143,037  Coventry Health Care Inc.(1)                         10,117
           149,272  Henry Schein, Inc.(1)                                 6,444
            22,900  Omnicare, Inc.                                        1,056
           145,451  SFBC International, Inc.(1)                           5,853
                                                                 ---------------
                                                                         76,450
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 10.6%
           382,591  Harrah's Entertainment, Inc.                         30,124
           126,500  Orient-Express Hotels Ltd. Cl A                       4,052
            99,460  Panera Bread Co.(1)                                   5,794
           134,981  Penn National Gaming Inc.(1)                          4,826
           363,200  Scientific Games Corp. Cl A(1)                        9,944
           222,364  Starwood Hotels & Resorts
                    Worldwide, Inc.                                      14,080
           310,500  Station Casinos Inc.                                 22,806
                                                                 ---------------
                                                                         91,626
                                                                 ---------------
HOUSEHOLD DURABLES - 2.3%
         1,245,300  Corporacion GEO, SA de CV,
                    Series B ORD (1)                                      3,446
            84,100  Garmin Ltd.                                           4,616
           256,950  Jarden Corp.(1)                                       9,857
           111,700  Tempur-Pedic International Inc.(1)                    1,922
                                                                 ---------------
                                                                         19,841
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                 ($ IN THOUSANDS)                                VALUE
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES - 0.8%
            91,300  Textron Inc.                                          6,772
                                                                 ---------------
INSURANCE - 2.8%
           462,428  HCC Insurance Holdings, Inc.                         12,819
           130,400  MetLife, Inc.                                         6,408
           186,575  Universal American Financial
                    Corp.(1)                                              4,593
                                                                 ---------------
                                                                         23,820
                                                                 ---------------
IT SERVICES - 2.3%
           305,300  Alliance Data Systems Corp.(1)                       12,997
            98,900  Global Payments Inc.                                  6,551
                                                                 ---------------
                                                                         19,548
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
           130,500  Nautilus Inc.                                         3,636
                                                                 ---------------
MACHINERY - 0.8%
            57,370  JLG Industries Inc.                                   1,798
           124,527  Joy Global Inc.                                       5,114
                                                                 ---------------
                                                                          6,912
                                                                 ---------------
MULTILINE RETAIL - 0.7%
           107,800  Kohl's Corp.(1)                                       6,075
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.5%
            86,900  EOG Resources Inc.                                    5,310
           102,500  Foundation Coal Holdings, Inc.                        3,408
           104,200  Peabody Energy Corp.                                  6,850
           186,100  Southwestern Energy Company(1)                       10,256
            70,700  Valero Energy Corp.                                   5,853
           199,554  XTO Energy Inc.                                       7,002
                                                                 ---------------
                                                                         38,679
                                                                 ---------------
PHARMACEUTICALS - 0.1%
            56,100  Axcan Pharma Inc.(1)                                    847
            12,700  Medicis Pharmaceutical Corp. Cl A                       431
                                                                 ---------------
                                                                          1,278
                                                                 ---------------
REAL ESTATE - 0.4%
           118,200  Ventas, Inc.                                          3,817
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                 ($ IN THOUSANDS)                                VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.0%
           264,400  Microsemi Corporation(1)                              5,645
            92,000  Trident Microsystems, Inc.(1)                         3,003
                                                                 ---------------
                                                                          8,648
                                                                 ---------------
SOFTWARE - 1.1%
           119,500  Micros Systems, Inc.(1)                               5,132
            32,100  The9 Ltd. ADR(1)                                        733
           446,900  TIBCO Software Inc.(1)                                3,437
                                                                 ---------------
                                                                          9,302
                                                                 ---------------
SPECIALTY RETAIL - 6.9%
           148,600  Abercrombie & Fitch Co.                              10,707
           106,900  Advance Auto Parts, Inc.(1)                           7,372
           345,594  Bebe Stores Inc.                                      9,836
           165,800  Best Buy Co., Inc.                                   12,700
           178,283  Chico's FAS, Inc.(1)                                  7,151
           195,221  Men's Wearhouse, Inc. (The)(1)                        7,020
           105,400  Michaels Stores, Inc.                                 4,321
                                                                 ---------------
                                                                         59,107
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
           126,300  Polo Ralph Lauren Corp.                               6,219
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 9.7%
         1,212,100  America Movil SA de CV
                    Series L ADR                                         26,981
           757,986  NII Holdings, Inc.(1)                                56,425
                                                                 ---------------
                                                                         83,406
                                                                 ---------------
TOTAL COMMON STOCKS                                                     859,986
(Cost $659,024)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
3.00% - 10.375%, 12/31/06 - 8/15/25, valued at
$7,823), in a joint trading account at 3.20%,
dated 7/29/05, due 8/1/05 (Delivery value $7,702)                         7,700
                                                                 ---------------
(Cost $7,700)

TOTAL INVESTMENT SECURITIES - 100.6%                                    867,686
                                                                 ---------------
(COST $666,724)

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                       ($ IN THOUSANDS)                                VALUE
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - (0.6)%                                    (5,579)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $    862,107
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                            SETTLEMENT                            UNREALIZED
 CONTRACTS TO SELL             DATE              VALUE            GAIN (LOSS)
--------------------------------------------------------------------------------
 13,960,038  DKK for USD     8/31/2005           $  2,272           $ (14)
    422,894  Euro for USD    8/31/2005                514              (5)
    510,597  Euro for USD    8/31/2005                620              (5)
  1,336,329  Euro for USD    8/31/2005              1,622              (8)
922,714,000  JPY for USD     8/31/2005              8,231              (1)
 36,139,412  MXN for USD     8/31/2005              3,391             (20)
 17,081,000  NOK for USD     8/31/2005              2,634             (32)
                                            ------------------------------------
                                                 $ 19,284           $ (85)
                                            ====================================

 (Value on Settlement Date $19,199)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
DKK = Danish Krone
EUR = Euro
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1.  FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $    669,427
                                                     =================
Gross tax appreciation of investments                   $    201,391
Gross tax depreciation of investments                         (3,132)
                                                     -----------------
Net tax appreciation of investments                     $    198,259
                                                     =================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VISTA(reg.sm) FUND
JULY 31, 2005
[american century investments logo and text logo]

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.3%
AEROSPACE & DEFENSE - 5.2%
         1,060,000  Goodrich Corporation                           $      46,894
           423,000  Precision Castparts Corp.                             38,062
           722,000  Rockwell Collins                                      35,234
                                                                 ---------------
                                                                         120,190
                                                                 ---------------
BIOTECHNOLOGY - 2.0%
           251,000  Affymetrix Inc.(1)                                    11,719
           273,000  Celgene Corp.(1)                                      13,063
           265,000  Gilead Sciences, Inc.(1)                              11,875
           225,000  Techne Corp.(1)                                       11,041
                                                                 ---------------
                                                                          47,698
                                                                 ---------------
CAPITAL MARKETS - 1.4%
           104,000  Legg Mason, Inc.                                      10,624
           851,000  Schwab (Charles) Corp.                                11,659
           172,000  T. Rowe Price Group Inc.                              11,412
                                                                 ---------------
                                                                          33,695
                                                                 ---------------
CHEMICALS - 2.4%
           819,000  Monsanto Co.                                          55,176
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
           324,000  SVB Financial Group(1)                                16,634
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
           474,000  Administaff, Inc.                                     12,134
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.2%
         1,399,000  ADC Telecommunications, Inc.(1)                       36,569
           892,000  Adtran, Inc.                                          23,870
         1,050,000  Arris Group Inc.(1)                                   11,592
           596,000  Corning Inc.(1)                                       11,354
         2,174,000  Powerwave Technologies Inc.(1)                        24,936
           546,000  SiRF Technology Holdings, Inc.(1)                     11,930
                                                                 ---------------
                                                                         120,251
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.5%
           569,000  Emulex Corp.(1)                                       10,805
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.0%
         1,155,000  Quanta Services, Inc.(1)                              12,151

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------

           567,000  Shaw Group Inc. (The)(1)                              10,841
                                                                 ---------------
                                                                          22,992
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.6%
           119,000  Eagle Materials Inc.                                  12,221
           173,000  Martin Marietta Materials, Inc.                       12,576
           176,000  Vulcan Materials Co.                                  12,362
                                                                 ---------------
                                                                          37,159
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
           653,000  Nasdaq Stock Market, Inc. (The)(1)                    14,790
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
           134,000  TXU Corp.                                             11,610
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.5%
         1,008,691  Itron Inc.(1)                                         48,871
         1,067,000  Jabil Circuit, Inc.(1)                                33,280
                                                                 ---------------
                                                                          82,151
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 8.9%
         1,234,000  Helmerich & Payne, Inc.                               70,485
           953,000  National Oilwell Varco, Inc.(1)                       49,889
         1,519,000  Patterson-UTI Energy Inc.                             49,869
           403,000  Tenaris SA ADR                                        37,830
                                                                 ---------------
                                                                         208,073
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.8%
         1,892,000  CVS Corp.                                             58,709
           382,000  Whole Foods Market, Inc.                              52,147
                                                                 ---------------
                                                                         110,856
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
           273,000  Kyphon Inc.(1)                                        11,095
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 10.1%
           447,000  Aetna Inc.                                            34,598
           553,000  Caremark Rx Inc.(1)                                   24,653
           824,000  Cerner Corporation(1)                                 62,146
           211,000  CIGNA Corp.                                           22,524
           807,000  Henry Schein, Inc.(1)                                 34,838
           271,000  Humana Inc.(1)                                        10,799
           249,000  LCA-Vision Inc.                                       11,404

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------

           579,000  Pharmaceutical Product
                    Development, Inc.(1)                                  33,136
                                                                 ---------------
                                                                         234,098
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.6%
           323,000  Aztar Corp.(1)                                        10,749
           745,000  Harrah's Entertainment, Inc.                          58,662
           315,000  Penn National Gaming Inc.(1)                          11,261
           658,000  Station Casinos Inc.                                  48,330
                                                                 ---------------
                                                                         129,002
                                                                 ---------------
HOUSEHOLD DURABLES - 8.3%
           339,000  Hovnanian Enterprises Inc.(1)                         23,961
           607,500  Jarden Corp.(1)                                       23,304
           584,000  KB Home                                               47,835
           390,000  Pulte Homes Inc.                                      36,512
           134,000  Standard Pacific Corp.                                12,782
           868,000  Toll Brothers Inc.(1)                                 48,104
                                                                 ---------------
                                                                         192,498
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
           275,000  eBay Inc.(1)                                          11,490
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
           423,000  WebEx Communications, Inc.(1)                         12,085
                                                                 ---------------
IT SERVICES - 1.5%
           260,000  Alliance Data Systems Corp.(1)                        11,068
           468,000  Cognizant Technology Solutions
                    Corporation(1)                                        22,970
                                                                 ---------------
                                                                          34,038
                                                                 ---------------
MACHINERY - 0.5%
           282,000  Pentair, Inc.                                         11,328
                                                                 ---------------
MEDIA(2)
         2,062,222  KDG Investments Limited
                    Partnership (Acquired
                    7/7/00-5/15/01,
                    Cost $18,918)(3)                                         412
                                                                 ---------------
METALS & MINING - 0.6%
           210,000  Titanium Metals Corp.(1)                              13,451
                                                                 ---------------
MULTILINE RETAIL - 1.5%
           415,000  J.C. Penney Co. Inc. Holding
                    Company                                               23,298

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

           196,000  Kohl's Corp.(1)                                       11,045
                                                                 ---------------
                                                                          34,343
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.1%
           514,500  Quicksilver Resources Inc.(1)                         21,794
           913,000  Southwestern Energy Company(1)                        50,316
                                                                 ---------------
                                                                          72,110
                                                                 ---------------
PHARMACEUTICALS - 0.5%
           415,000  Endo Pharmaceuticals
                    Holdings Inc.(1)                                      11,811
                                                                 ---------------
REAL ESTATE - 0.5%
           156,000  Simon Property Group, Inc.                            12,439
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 4.3%
           387,000  Cymer, Inc.(1)                                        13,429
         1,035,000  Genesis Microchip Inc.(1)                             25,709
         1,405,000  LSI Logic Corp.(1)                                    13,713
         1,054,000  Microsemi Corporation(1)                              22,503
           762,000  Trident Microsystems, Inc.(1)                         24,872
                                                                 ---------------
                                                                         100,226
                                                                 ---------------
SOFTWARE - 1.0%
           410,000  McAfee Inc.(1)                                        12,874
           245,000  Micros Systems, Inc.(1)                               10,523
                                                                 ---------------
                                                                          23,397
                                                                 ---------------
SPECIALTY RETAIL - 14.1%
           801,000  Abercrombie & Fitch Co.                               57,712
           352,000  Advance Auto Parts, Inc.(1)                           24,274
           405,000  Bebe Stores Inc.                                      11,526
           672,000  Best Buy Co., Inc.                                    51,475
           302,000  Hibbett Sporting Goods Inc.(1)                        12,089
         1,612,000  Men's Wearhouse, Inc. (The)(1)                        57,967
         1,047,000  Michaels Stores, Inc.                                 42,927
           376,000  O'Reilly Automotive Inc.(1)                           12,130
           806,000  Office Depot, Inc.(1)                                 22,874
           562,000  Urban Outfitters Inc.(1)                              34,119
                                                                 ---------------
                                                                         327,093
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 6.4%
         2,262,000   America Movil SA de CV
                    Series L ADR                                          50,352
           528,000  American Tower Corp. Cl A(1)                          12,133
         1,171,000  NII Holdings, Inc.(1)                                 87,170
                                                                 ---------------
                                                                         149,655
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                    2,284,785
(Cost $1,925,801)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 3.22%, 1/15/15, valued at
$7,446), in a joint trading account at 3.22%,
dated 7/29/05, due 8/1/05
(Delivery value $7,302)                                                    7,300
                                                                 ---------------
(Cost $7,300)

TOTAL INVESTMENT SECURITIES - 98.6%                                    2,292,085
                                                                 ---------------
(COST $1,933,101)

OTHER ASSETS AND LIABILITIES - 1.4%                                       31,414
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   2,323,499
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                            SETTLEMENT                              UNREALIZED
  CONTRACTS TO SELL            DATE               VALUE             GAIN (LOSS)
--------------------------------------------------------------------------------
 81,388  Euro for USD        8/31/2005           $    99              $  (1)
 98,267  Euro for USD        8/31/2005               119                 (1)
160,295  Euro for USD        8/31/2005               195                 (1)
                                            ------------------------------------
                                                 $   413              $  (3)
                                            ====================================
(Value on Settlement Date $410)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
USD = United States Dollar
(1)  Non-income producing.
(2)  Industry is less than 0.05% of total net assets.
(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at July 31, 2005, was $412
     (in thousands), which represented 0.02% of net assets.

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                             (AMOUNT IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1.  FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                        $  1,941,742
                                                    =================
Gross tax appreciation of investments                  $    374,884
Gross tax depreciation of investments                       (24,541)
                                                    -----------------
Net tax appreciation of investments                    $    350,343
                                                    =================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2.  FAIR VALUED SECURITIES

Securities for which market quotes have been deemed not readily available or does not reflect the security's fair value have been fair valued as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee. The aggregate value of fair valued securities at July 31, 2005 was
$412, which is 0.02% of net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GIFTRUST(reg.sm) FUND
JULY 31, 2005
[american century investments logo and text logo]

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.8%
AEROSPACE & DEFENSE - 6.0%
           410,000  Goodrich Corporation                           $     18,139
           184,000  L-3 Communications Holdings, Inc.                    14,394
            86,000  Precision Castparts Corp.                             7,738
           335,000  Rockwell Collins                                     16,348
                                                                 ---------------
                                                                         56,619
                                                                 ---------------
BEVERAGES - 1.0%
           348,000  Constellation Brands Inc.(1)                          9,535
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
           116,000  Gilead Sciences, Inc.(1)                              5,198
            80,000  Martek Biosciences
                    Corporation(1)(2)                                     3,487
            74,297  Techne Corp.(1)(2)                                    3,646
                                                                 ---------------
                                                                         12,331
                                                                 ---------------
CAPITAL MARKETS - 0.7%
            63,000  Legg Mason, Inc.                                      6,435
                                                                 ---------------
CHEMICALS - 4.1%
           119,000  Huntsman Corp.(1)                                     2,772
           487,000  Monsanto Co.                                         32,808
            26,000  Potash Corp. of Saskatchewan                          2,771
                                                                 ---------------
                                                                         38,351
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
           114,987  First Bancorp (Puerto Rico)                           2,819
            62,000  SVB Financial Group(1)(2)                             3,184
                                                                 ---------------
                                                                          6,003
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
            66,000  Robert Half International Inc.                        2,237
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.0%
           234,000  Arris Group Inc.(1)                                   2,583
           454,000  Corning Inc.(1)                                       8,650
           142,413  Ixia(1)(2)                                            2,811
           217,001  SiRF Technology Holdings,
                    Inc.(1)(2)                                            4,741
                                                                 ---------------
                                                                         18,785
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.9%
           208,000  Apple Computer, Inc.(1)                               8,871
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 4.0%
           499,950  Chicago Bridge & Iron Company
                    New York Shares                                      13,973
           989,000  Chiyoda Corporation ORD                              13,723
            60,000  Fluor Corp.                                           3,828
            97,700  Jacobs Engineering Group Inc.(1)                      5,753
                                                                 ---------------
                                                                         37,277
                                                                 ---------------
CONSTRUCTION MATERIALS - 2.0%
           363,766  Cemex SA de CV ADR                                   17,155
            17,000  Lafarge North America Inc.                            1,186
                                                                 ---------------
                                                                         18,341
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.5%
            39,000  Strayer Education, Inc.                               3,839
           174,000  Weight Watchers International,
                    Inc.(1)                                               9,886
                                                                 ---------------
                                                                         13,725
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
            76,937  Ametek Inc.                                           3,170
           255,000  Vestas Wind Systems AS ORD(1)                         4,683
                                                                 ---------------
                                                                          7,853
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.6%
            60,000  Anixter International Inc.(1)(2)                      2,494
           349,612  FLIR Systems, Inc.(1)(2)                             11,499
            22,356  Jabil Circuit, Inc.(1)                                  697
                                                                 ---------------
                                                                         14,690
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 11.0%
           172,000  Aker Kvaerner ASA ORD(1)                              8,386
            78,000  BJ Services Co.                                       4,757
            65,000  Cooper Cameron Corp.(1)                               4,614
           160,000  Diamond Offshore Drilling, Inc.(2)                    9,130
           130,000  ENSCO International Inc.                              5,249
            56,699  Nabors Industries Ltd.                                3,711
           753,796  National Oilwell Varco, Inc.(1)                      39,462
           286,000  Noble Corp.(2)                                       19,213
           114,000  Technip SA ORD                                        6,099
            47,000  TETRA Technologies, Inc.(1)                           1,874
                                                                 ---------------
                                                                        102,495
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.1%
           770,000  CVS Corp.                                            23,894
         1,270,358  Wal-Mart de Mexico
                    SA de CV, Series V ORD                                5,682
                                                                 ---------------
                                                                         29,576
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%
           374,800  Bard (C.R.), Inc.                                    25,034
            24,041  Dade Behring Holdings Inc.                            1,822
            66,000  Gen-Probe Inc.(1)(2)                                  2,910
            13,000  Inamed Corp.(1)                                         941
            65,308  Intuitive Surgical Inc.(1)(2)                         4,532
            29,000  Mentor Corp.                                          1,443
           214,000  ResMed Inc.(1)(2)                                    14,338
                                                                 ---------------
                                                                         51,020
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 8.9%
           395,622  Aetna Inc.                                           30,621
           337,000  Caremark Rx Inc.(1)                                  15,023
           256,111  Covance Inc.(1)                                      12,690
           158,872  Coventry Health Care Inc.(1)                         11,237
           163,355  Henry Schein, Inc.(1)(2)                              7,052
            25,000  Omnicare, Inc.                                        1,153
           159,786  SFBC International, Inc.(1)(2)                        6,430
                                                                 ---------------
                                                                         84,206
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 10.7%
           412,440  Harrah's Entertainment, Inc.                         32,475
           109,270  Panera Bread Co.(1)(2)                                6,365
           154,767  Penn National Gaming Inc.(1)                          5,533
            80,500  Red Robin Gourmet
                    Burgers Inc.(1)(2)                                    4,833
           397,000  Scientific Games Corp. Cl A(1)(2)                    10,870
           244,765  Starwood Hotels & Resorts
                    Worldwide, Inc.                                      15,499
           337,000  Station Casinos Inc.                                 24,753
                                                                 ---------------
                                                                        100,328
                                                                 ---------------
HOUSEHOLD DURABLES - 2.2%
         1,363,000  Corporacion GEO, SA de CV,
                    Series B ORD(1)                                       3,772
            92,000  Garmin Ltd.                                           5,050
           250,500  Jarden Corp.(1)(2)                                    9,609
           122,920  Tempur-Pedic International
                    Inc.(1)(2)                                            2,115
                                                                 ---------------
                                                                         20,546
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
           102,000  Textron Inc.                                          7,565
                                                                 ---------------
INSURANCE - 2.4%
           372,167  HCC Insurance Holdings, Inc.                         10,317
           144,000  MetLife, Inc.                                         7,076
           205,407  Universal American Financial
                    Corp.(1)                                              5,057
                                                                 ---------------
                                                                         22,450
                                                                 ---------------
IT SERVICES - 2.3%
           333,000  Alliance Data Systems Corp.(1)                       14,176

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

           109,000  Global Payments Inc.(2)                               7,220
                                                                 ---------------
                                                                         21,396
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
           143,000  Nautilus Inc.(2)                                      3,984
                                                                 ---------------
MACHINERY - 0.8%
            79,355  JLG Industries Inc.(2)                                2,487
           133,914  Joy Global Inc.                                       5,500
                                                                 ---------------
                                                                          7,987
                                                                 ---------------
MULTILINE RETAIL - 0.7%
           118,000  Kohl's Corp.(1)                                       6,649
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.4%
            95,500  EOG Resources Inc.                                    5,835
           112,000  Foundation Coal Holdings, Inc.(2)                     3,724
           110,000  Peabody Energy Corp.                                  7,231
           189,000  Southwestern Energy
                    Company(1)(2)                                        10,416
            77,000  Valero Energy Corp.                                   6,374
           220,164  XTO Energy Inc.                                       7,726
                                                                 ---------------
                                                                         41,306
                                                                 ---------------
PHARMACEUTICALS - 0.1%
            61,000  Axcan Pharma Inc.(1)                                    921
            14,000  Medicis Pharmaceutical Corp. Cl A                       475
                                                                 ---------------
                                                                          1,396
                                                                 ---------------
REAL ESTATE - 0.4%
           130,000  Ventas, Inc.                                          4,198
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.0%
           290,000  Microsemi Corporation(1)(2)                           6,191
           101,000  Trident Microsystems, Inc.(1)(2)                      3,297
                                                                 ---------------
                                                                          9,488
                                                                 ---------------
SOFTWARE - 1.3%
           132,000  Micros Systems, Inc.(1)                               5,670
           117,000  The9 Ltd. ADR(1)(2)                                   2,672
           539,000  TIBCO Software Inc.(1)                                4,145
                                                                 ---------------
                                                                         12,487
                                                                 ---------------
SPECIALTY RETAIL - 6.9%
           164,000  Abercrombie & Fitch Co.                              11,816

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

           116,000  Advance Auto Parts, Inc.(1)                           7,999
           379,050  Bebe Stores Inc.(2)                                  10,788
           188,000  Best Buy Co., Inc.                                   14,401
           195,759  Chico's FAS, Inc.(1)(2)                               7,852
           219,183  Men's Wearhouse, Inc. (The)(1)(2)                     7,882
           116,000  Michaels Stores, Inc.                                 4,756
                                                                 ---------------
                                                                         65,494
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
           138,000  Polo Ralph Lauren Corp.                               6,795
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 9.6%
         1,327,000  America Movil SA de CV
                    Series L ADR                                         29,539
           812,292  NII Holdings, Inc.(1)(2)                             60,467
                                                                 ---------------
                                                                         90,006
                                                                 ---------------
TOTAL COMMON STOCKS                                                     940,425
(Cost $743,996)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
3.00% - 10.375%, 12/31/06 - 8/15/25, valued at
$6,705), in a joint trading account at 3.20%,
dated 7/29/05, due 8/1/05 (Delivery value $6,602)                         6,600
                                                                 ---------------
(Cost $6,600)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 17.4%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.31%, dated 7/29/05, due 8/1/05
(Delivery value $63,759)                                                 63,741

Repurchase Agreement, UBS AG, (collateralized by
various U.S. Government Agency obligations in a
pooled account at the lending agent), 3.31%,
dated 7/29/05, due 8/1/05 (Delivery value
$100,028)                                                               100,000
                                                                 ---------------

TOTAL COLLATERAL RECEIVED FOR SECURITIES
LENDING                                                                 163,741
(Cost $163,741)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 117.9%                                  1,110,766
                                                                 ---------------
(Cost $914,338)

OTHER ASSETS AND LIABILITIES - (17.9)%                                 (168,270)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $    942,496
                                                                 ===============

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                                           ($ IN THOUSANDS)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                              SETTLEMENT                            UNREALIZED
    CONTRACTS TO SELL            DATE                VALUE          GAIN (LOSS)
--------------------------------------------------------------------------------
 14,120,625  DKK for USD       8/31/2005            $  2,298          $  (15)
    463,587  Euro for USD      8/31/2005                 563              (5)
    559,729  Euro for USD      8/31/2005                 679              (5)
  1,450,484  Euro for USD      8/31/2005               1,761              (9)
763,013,500  JPY for USD       8/31/2005               6,806              (1)
 40,129,158  MXN for USD       8/31/2005               3,766             (22)
 26,660,000  NOK for USD       8/31/2005               4,112             (50)
                                                --------------------------------
                                                    $ 19,985          $ (107)
                                                ================================
(Value on Settlement Date $19,878)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS ARE DESIGNED TO PROTECT THE FUND'S
  FOREIGN INVESTMENTS AGAINST DECLINES IN FOREIGN CURRENCIES (ALSO KNOWN AS
  HEDGING). THE CONTRACTS ARE CALLED "FORWARD" BECAUSE THEY ALLOW THE FUND TO
  EXCHANGE A FOREIGN CURRENCY FOR U.S. DOLLARS ON A SPECIFIC DATE IN THE
  FUTURE - AND AT A PREARRANGED EXCHANGE RATE.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
DKK = Danish Krone
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of July 31, 2005. The aggregate value of securities on loan at July 31, 2005, was $160,003.
(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                                      (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. Federal Tax Information

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                      $ 915,579
                                                  ==============
Gross tax appreciation of investments                $ 196,663
Gross tax depreciation of investments                   (1,475)
                                                  --------------
Net tax appreciation of investments                  $ 195,188
                                                  ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SELECT FUND
JULY 31, 2005
[american century investments logo and text logo]

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.6%
AIR FREIGHT & LOGISTICS - 0.4%
           190,000  United Parcel Service, Inc. Cl B             $   13,864,300
                                                                 ---------------
AUTO COMPONENTS - 0.4%
           366,516  Autoliv, Inc.                                    16,328,288
                                                                 ---------------
AUTOMOBILES - 1.6%
         1,134,000  Harley-Davidson, Inc.                            60,317,460
                                                                 ---------------
BEVERAGES - 3.9%
           810,000  Anheuser-Busch Companies, Inc.                   35,923,500
         1,005,000  Coca-Cola Company (The)                          43,978,800
           830,000  Diageo plc ORD                                   11,461,664
         1,117,300  PepsiCo, Inc.                                    60,926,369
                                                                 ---------------
                                                                    152,290,333
                                                                 ---------------
BIOTECHNOLOGY - 3.2%
         1,551,200  Amgen Inc.(1)                                   123,708,200
                                                                 ---------------
CAPITAL MARKETS - 0.6%
           774,370  Bank of New York Co., Inc. (The)                 23,835,109
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.2%
         3,712,379  Aramark Corp. Cl B(2)                           103,352,631
         1,217,000  Cintas Corp.(2)                                  53,949,610
            85,000  CoStar Group, Inc.(1)(2)                          4,037,500
                                                                 ---------------
                                                                    161,339,741
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.1%
         3,830,000  Cisco Systems Inc.(1)                            73,344,500
         1,170,000  QUALCOMM Inc.                                    46,203,300
                                                                 ---------------
                                                                    119,547,800
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
         1,670,100  Dell Inc.(1)                                     67,588,947
                                                                 ---------------
CONSUMER FINANCE - 2.6%
         1,870,000  SLM Corporation                                  96,286,300
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 6.2%
         1,045,000  Apollo Group Inc. Cl A(1)                        78,531,750
         2,865,000  Weight Watchers International,
                    Inc.(1)(2)                                      162,789,300
                                                                 ---------------
                                                                    241,321,050
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 1.4%
         1,273,966  Citigroup Inc.                                   55,417,521
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.4%
         2,650,000  Wal-Mart Stores, Inc.                           130,777,500
                                                                 ---------------
FOOD PRODUCTS - 1.6%
           221,564  Nestle SA ORD                                    60,823,852
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
           700,000  Boston Scientific Corp.(1)                       20,265,000
         1,455,100  Medtronic, Inc.                                  78,488,094
           320,000  Stryker Corp.                                    17,308,800
           455,000  Varian Medical Systems, Inc.(1)                  17,863,300
           360,000  Zimmer Holdings Inc.(1)                          29,649,600
                                                                 ---------------
                                                                    163,574,794
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
         2,720,000  UnitedHealth Group Incorporated                 142,256,000
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.8%
         1,045,000  Carnival Corporation                             54,758,000
           925,888  Four Seasons Hotels Inc.(2)                      61,571,552
         1,105,000  International Game Technology                    30,232,800
                                                                 ---------------
                                                                    146,562,352
                                                                 ---------------
HOUSEHOLD DURABLES - 3.1%
           465,000  Koninklijke Royal Philips Electronics
                    N.V. New York Shares                             12,610,800
         1,500,000  Koninklijke Royal Philips Electronics
                    N.V. ORD                                         40,726,850
         2,201,152  Yankee Candle Company Inc.(2)(3)                 66,694,906
                                                                 ---------------
                                                                    120,032,556
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.2%
           185,000  Colgate-Palmolive Co.                             9,793,900
         1,373,600  Procter & Gamble Co. (The)                       76,413,368
                                                                 ---------------
                                                                     86,207,268
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
           320,000  3M Co.                                           24,000,000
           485,700  General Electric Co.                             16,756,650
           615,000  Tyco International Ltd.                          18,739,050
                                                                 ---------------
                                                                     59,495,700
                                                                 ---------------
INSURANCE - 7.6%
         2,284,625  American International Group, Inc.              137,534,425
         1,079,272  Axis Capital Holdings Limited                    31,083,034
               712  Berkshire Hathaway Inc. Cl A(1)                  59,452,000

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            20,946  Berkshire Hathaway Inc. Cl B(1)                  58,271,772
           182,000  Marsh & McLennan Companies, Inc.                  5,272,540
                                                                 ---------------
                                                                    291,613,771
                                                                 ---------------
INTERNET & CATALOG RETAIL - 5.8%
           765,000  Amazon.com, Inc.(1)                              34,555,050
         2,460,000  eBay Inc.(1)                                    102,778,800
         3,263,961  IAC/InterActiveCorp(1)(2)                        87,147,759
                                                                 ---------------
                                                                    224,481,609
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
           325,000  Yahoo! Inc.(1)                                   10,835,500
                                                                 ---------------
IT SERVICES - 4.0%
         1,830,000  First Data Corp.                                 75,286,200
           640,000  Iron Mountain Incorporated(1)(2)                 21,945,600
         1,690,000  Paychex, Inc.                                    58,997,900
                                                                 ---------------
                                                                    156,229,700
                                                                 ---------------
MEDIA - 0.8%
           340,000  Univision Communications
                    Inc. Cl A(1)(2)                                   9,615,200
           610,000  Viacom, Inc. Cl B                                20,428,900
                                                                 ---------------
                                                                     30,044,100
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.2%
            26,380  Apache Corp.                                      1,804,392
           120,000  Exxon Mobil Corp.                                 7,050,000
                                                                 ---------------
                                                                      8,854,392
                                                                 ---------------
PERSONAL PRODUCTS - 4.2%
         2,385,000  Avon Products, Inc.                              78,013,350
         1,452,000  Estee Lauder Companies, Inc. Cl A                56,831,280
           535,000  Gillette Company                                 28,713,450
                                                                 ---------------
                                                                    163,558,080
                                                                 ---------------
PHARMACEUTICALS - 10.1%
           843,400  Eli Lilly and Company                            47,500,288
         1,053,000  Forest Laboratories, Inc. Cl A(1)                42,035,760
         1,752,400  Johnson & Johnson                               112,083,503
           678,631  Novartis AG ORD                                  33,043,538
         2,275,275  Pfizer, Inc.                                     60,294,788
         3,065,000  Teva Pharmaceutical Industries
                    Ltd. ADR                                         96,240,999
                                                                 ---------------
                                                                    391,198,876
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.8%
           275,000  Analog Devices, Inc.                             10,780,000
         2,320,000  Applied Materials, Inc.                          42,827,200

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           370,000  Linear Technology Corp.                          14,378,200
                                                                 ---------------
                                                                     67,985,400
                                                                 ---------------
SOFTWARE - 6.0%
           235,000  Electronic Arts Inc.(1)                          13,536,000
           865,000  Intuit Inc.(1)                                   41,520,000
         5,672,800  Microsoft Corporation                           145,280,408
         1,280,000  Oracle Corp.(1)                                  17,382,400
           585,000  Symantec Corp.(1)                                12,852,450
                                                                 ---------------
                                                                    230,571,258
                                                                 ---------------
SPECIALTY RETAIL - 2.6%
         1,345,000  Cabela's Inc.(1)(2)                              29,643,800
         1,015,100  Home Depot, Inc.                                 44,167,001
           410,200  Lowe's Companies, Inc.                           27,163,444
                                                                 ---------------
                                                                    100,974,245
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 1.3%
         3,274,466  China Merchants Holdings
                    International Co. Ltd. ORD                        6,655,290
        32,730,000  Hopewell Highway Infrastructure
                    Ltd. ORD                                         22,946,261
        27,378,000  Zhejiang Expressway Co. Ltd. ORD                 19,546,281
                                                                 ---------------
                                                                     49,147,832
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
         1,145,000  Nextel Communications, Inc.(1)                   39,846,000
                                                                 ---------------
TOTAL COMMON STOCKS                                               3,806,915,834
(Cost $3,100,604,894)                                            ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.625%, 4/30/07,
valued at $17,741,940), 3.23%, dated 7/29/05,
due 8/1/05 (Delivery value $17,404,684)                              17,400,000
                                                                 ---------------
(Cost $17,400,000)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(4) - 6.3%

REPURCHASE AGREEMENTS
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.31%, dated 7/29/05,
due 8/1/05 (Delivery value $17,325,587)                              17,320,809

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.32%, dated 7/29/05, due 8/1/05
(Delivery value $225,062,250)                                       225,000,000
                                                                 ---------------

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                  242,320,809
(Cost $242,320,809)                                              ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)                                              VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 105.3%                              4,066,636,643
                                                                 ---------------
(COST $3,360,325,703)

OTHER ASSETS AND LIABILITIES - (5.3)%                              (204,210,268)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $3,862,426,375
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
     Contracts               Settlement                             Unrealized
      to Sell                   Date                Value           Gain(Loss)
--------------------------------------------------------------------------------
120,749,784  CHF for USD       8/31/05         $ 94,009,358       $  (880,438)
  2,994,161  GBP for USD       8/31/05            5,255,941           (39,304)
  3,529,639  GBP for USD       8/31/05            6,195,917           (48,098)
  8,116,098  Euro for USD      8/31/05            9,853,394           (91,547)
  9,799,272  Euro for USD      8/31/05           11,896,860           (89,097)
 15,984,629  Euro for USD      8/31/05           19,406,227          (142,193)
                                            ------------------------------------
                                               $146,617,697       $(1,290,677)
                                            ====================================

(Value on Settlement Date $145,327,020)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of July 31, 2005. The aggregate value of securities on loan at July 31, 2005, was $237,653,058.
(3)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
     (See Note 2 in Supplementary Notes to Schedules of Investments.)
(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)                                 VALUE
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                     $3,369,522,520
                                                  ===================
Gross tax appreciation of investments                 $740,295,104
Gross tax depreciation of investments                  (43,180,981)
                                                  -------------------
Net tax appreciation of investments                   $697,114,123
                                                  ===================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as de fined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2005 follows:

                                                                                   7/31/2005
                    SHARE                                                   -------------------------
                   BALANCE    PURCHASE     SALES      REALIZED   DIVIDEND       SHARE       MARKET
FUND/COMPANY       10/31/04     COST       COST         GAIN      INCOME       BALANCE      VALUE
-----------------------------------------------------------------------------------------------------
SELECT
Four Seasons
Hotels Inc.(1)(2)  1,960,000     -     $31,391,960  $41,651,798  $110,995      925,888  $ 61,571,552
Yankee Candle
Company Inc.(1)    4,347,500     -      60,903,242    4,526,866   340,144    2,201,152    66,694,906
                             ---------------------------------------------              -------------
                                 -     $92,295,202  $46,178,664  $451,139               $128,266,458
                             =============================================              =============

(1)  Security, or a portion thereof, was on loan as of July 31, 2005.
(2)  Issuer was not an affiliate at July 31, 2005.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL GROWTH FUND
JULY 31, 2005
[american century investments logo and text logo]

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 3.0%
               654  Rockwell Collins                               $      31,915
               824  United Technologies Corp.                             41,777
                                                                 ---------------
                                                                          73,692
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.5%
               500  United Parcel Service, Inc. Cl B                      36,485
                                                                 ---------------
BEVERAGES - 2.7%
             1,188  PepsiCo, Inc.                                         64,782
                                                                 ---------------
BIOTECHNOLOGY - 5.2%
               640  Amgen Inc.(1)                                         51,040
               266  Charles River Laboratories(1)                         12,954
               170  Genentech, Inc.(1)                                    15,186
               321  Genzyme Corp.(1)                                      23,886
               255  Invitrogen Corp.(1)                                   21,871
                                                                 ---------------
                                                                         124,937
                                                                 ---------------
CAPITAL MARKETS - 2.6%
               230  Goldman Sachs Group, Inc. (The)                       24,720
               746  Northern Trust Corp.                                  37,897
                                                                 ---------------
                                                                          62,617
                                                                 ---------------
CHEMICALS - 1.7%
               608  Monsanto Co.                                          40,961
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
               644  Synovus Financial Corp.                               19,043
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
               369  Monster Worldwide Inc.(1)                             11,207
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 6.0%
             2,827  Cisco Systems Inc.(1)                                 54,136
             1,993  Corning Inc.(1)                                       37,967
               640  QUALCOMM Inc.                                         25,274
               768  Scientific-Atlanta, Inc.                              29,568
                                                                 ---------------
                                                                         146,945
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.3%
               646  Dell Inc.(1)                                          26,144

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

             3,902  EMC Corp.(1)                                          53,418
                                                                 ---------------
                                                                          79,562
                                                                 ---------------
CONSUMER FINANCE - 1.9%
               824  American Express Co.                                  45,320
                                                                 ---------------
DIVERSIFIED - 1.1%
               532  iShares Russell 1000 Growth
                    Index Fund                                            26,786
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.6%
               664  Weight Watchers International,
                    Inc.(1)                                               37,728
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.3%
             1,551  CVS Corp.                                             48,128
               643  Wal-Mart Stores, Inc.                                 31,732
                                                                 ---------------
                                                                          79,860
                                                                 ---------------
FOOD PRODUCTS - 1.4%
               290  Delta and Pine Land Company                            7,758
               580  Kellogg Co.                                           26,279
                                                                 ---------------
                                                                          34,037
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.4%
               516  Bard (C.R.), Inc.                                     34,464
               635  Becton Dickinson & Co.                                35,160
               476  Edwards Lifesciences
                    Corporation(1)                                        21,834
               778  Hospira Inc.(1)                                       29,759
               517  Medtronic, Inc.                                       27,887
               672  St. Jude Medical, Inc.(1)                             31,860
                                                                 ---------------
                                                                         180,964
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.0%
               481  Covance Inc.(1)                                       23,834
               359  WellPoint Inc.(1)                                     25,395
                                                                 ---------------
                                                                          49,229
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
               432  Carnival Corporation                                  22,637
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.0%
               345  Kimberly-Clark Corp.                                  21,997
             1,361  Procter & Gamble Co. (The)                            75,713
                                                                 ---------------
                                                                          97,710
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES - 5.8%
             3,047  General Electric Co.                                 105,143
               483  Textron Inc.                                          35,824
                                                                 ---------------
                                                                         140,967
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
               598  eBay Inc.(1)                                          24,984
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.1%
               165  Google Inc. Cl A(1)                                   47,480
               476  VeriSign, Inc.(1)                                     12,524
             1,152  Yahoo! Inc.(1)                                        38,408
                                                                 ---------------
                                                                          98,412
                                                                 ---------------
IT SERVICES - 1.3%
               918  Paychex, Inc.                                         32,047
                                                                 ---------------
MEDIA - 3.5%
               520  Disney (Walt) Co.                                     13,333
               242  Getty Images Inc.(1)                                  19,542
             2,124  News Corp.                                            34,790
               650  Univision Communications
                    Inc. Cl A(1)                                          18,382
                                                                 ---------------
                                                                          86,047
                                                                 ---------------
MULTILINE RETAIL - 3.9%
               752  Dollar General Corp.                                  15,281
               619  Kohl's Corp.(1)                                       34,881
               761  Target Corporation                                    44,708
                                                                 ---------------
                                                                          94,870
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.5%
               342  Anadarko Petroleum Corp.                              30,216
               812  Apache Corp.                                          55,541
                                                                 ---------------
                                                                          85,757
                                                                 ---------------
PERSONAL PRODUCTS - 1.9%
               841  Gillette Company                                      45,136
                                                                 ---------------
PHARMACEUTICALS - 6.0%
               384  Abbott Laboratories                                   17,906
             1,110  Johnson & Johnson                                     70,996
               496  Novartis AG ORD                                       24,151
               241  Novo Nordisk AS Cl B ORD                              12,457

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

               144  Roche Holding AG ORD                                  19,592
                                                                 ---------------
                                                                         145,102
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 6.0%
             1,341  Applied Materials, Inc.                               24,755
               756  Broadcom Corp.(1)                                     32,334
               145  Freescale Semiconductor Inc.(1)                        3,734
             1,446  Intel Corp.                                           39,244
               205  Linear Technology Corp.                                7,966
             1,480  National Semiconductor Corp.                          36,571
                                                                 ---------------
                                                                         144,604
                                                                 ---------------
SOFTWARE - 6.1%
               101  Electronic Arts Inc.(1)                                5,818
               969  McAfee Inc.(1)                                        30,427
             4,316  Microsoft Corporation                                110,532
                                                                 ---------------
                                                                         146,777
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
               626  AnnTaylor Stores Corporation(1)                       16,132
               252  Chico's FAS, Inc.(1)                                  10,108
               664  Home Depot, Inc.                                      28,890
                93  Williams-Sonoma, Inc.(1)                               4,107
                                                                 ---------------
                                                                          59,237
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
               248  NIKE, Inc. Cl B                                       20,782
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.1%
               398  MGIC Investment Corp.                                 27,295
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
             1,150  Crown Castle International Corp.(1)                   25,024
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.4%                                    2,411,543
                                                                 ---------------
(Cost $2,177,837)

OTHER ASSETS AND LIABILITIES - 0.6%                                       13,381
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   2,424,924
                                                                 ===============

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
     Contracts            Settlement                              Unrealized
      to Sell                Date                 Value           Gain (Loss)
--------------------------------------------------------------------------------
39,362  CHF for USD         8/31/05              $30,645            $(294)
52,803  DKK for USD         8/31/05                8,593              (57)
                                        ----------------------------------------
                                                 $39,238            $(351)
                                        ========================================
(Value on Settlement Date $38,887)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                            $ 2,197,572
                                                       ================
Gross tax appreciation of investments                      $   238,439
Gross tax depreciation of investments                          (24,468)
                                                       ----------------
Net tax appreciation of investments                        $   213,971
                                                       ================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FUNDAMENTAL EQUITY FUND
JULY 31, 2005
[american century investments logo and text logo]

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.8%
AEROSPACE & DEFENSE - 0.7%
               254  United Technologies Corp.                      $      12,878
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.8%
               208  United Parcel Service, Inc. Cl B                      15,178
                                                                 ---------------
AUTOMOBILES - 0.6%
               206  Harley-Davidson, Inc.                                 10,957
                                                                 ---------------
BEVERAGES - 2.3%
               635  Coca-Cola Company (The)                               27,788
               304  PepsiCo, Inc.                                         16,577
                                                                 ---------------
                                                                          44,365
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
               343  Masco Corp.                                           11,631
                                                                 ---------------
CAPITAL MARKETS - 1.7%
               155  Goldman Sachs Group, Inc. (The)                       16,659
               313  Morgan Stanley                                        16,605
                                                                 ---------------
                                                                          33,264
                                                                 ---------------
CHEMICALS - 1.8%
               209  du Pont (E.I.) de Nemours & Co.                        8,920
               247  Monsanto Co.                                          16,640
               186  Praxair, Inc.                                          9,187
                                                                 ---------------
                                                                          34,747
                                                                 ---------------
COMMERCIAL BANKS - 2.3%
               704  Bank of America Corp.                                 30,694
               226  Wells Fargo & Co.                                     13,863
                                                                 ---------------
                                                                          44,557
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.6%
               576  Aramark Corp. Cl B                                    16,036
               909  Republic Services, Inc. Cl A                          32,951
                                                                 ---------------
                                                                          48,987
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.6%
               871  Cisco Systems Inc.(1)                                 16,680
             1,237  Motorola, Inc.                                        26,200

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

               665  QUALCOMM Inc.                                         26,260
                                                                 ---------------
                                                                          69,140
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
               316  Dell Inc.(1)                                          12,789
             1,520  EMC Corp.(1)                                          20,808
                                                                 ---------------
                                                                          33,597
                                                                 ---------------
CONSUMER FINANCE - 1.9%
               283  American Express Co.                                  15,565
               403  SLM Corporation                                       20,750
                                                                 ---------------
                                                                          36,315
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.9%
               233  Apollo Group Inc. Cl A(1)                             17,510
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.1%
             1,082  Citigroup Inc.                                        47,067
               788  J.P. Morgan Chase & Co.                               27,690
               227  Patriot Capital Funding, Inc.(1)                       3,212
                                                                 ---------------
                                                                          77,969
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
               746  Sprint Corp.                                          20,067
                                                                 ---------------
ELECTRIC UTILITIES - 1.5%
             1,015  ITC Holdings Corp.(2)                                 28,420
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.6%
               362  National Oilwell Varco, Inc.(1)                       18,951
               150  Schlumberger Ltd.                                     12,561
                                                                 ---------------
                                                                          31,512
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.6%
               294  Sysco Corp.                                           10,602
               781  Wal-Mart Stores, Inc.                                 38,542
                                                                 ---------------
                                                                          49,144
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
               827  Boston Scientific Corp.(1)                            23,942

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

               317  Medtronic, Inc.                                       17,099
                                                                 ---------------
                                                                          41,041
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.4%
               296  Aetna Inc.                                            22,910
               550  Laboratory Corporation of
                    America Holdings(1)                                   27,869
               370  UnitedHealth Group Incorporated                       19,351
               205  WellPoint Inc.(1)                                     14,502
                                                                 ---------------
                                                                          84,632
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.1%
               522  Carnival Corporation                                  27,353
               157  Harrah's Entertainment, Inc.                          12,362
                                                                 ---------------
                                                                          39,715
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
               107  Pulte Homes Inc.                                      10,017
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.4%
               186  Colgate-Palmolive Co.                                  9,847
               290  Procter & Gamble Co. (The)                            16,133
                                                                 ---------------
                                                                          25,980
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 3.5%
             1,017  General Electric Co.                                  35,086
             1,027  Tyco International Ltd.                               31,293
                                                                 ---------------
                                                                          66,379
                                                                 ---------------
INSURANCE - 6.6%
               229  Aflac Inc.                                            10,328
               364  Ambac Financial Group, Inc.                           26,150
               531  American International Group, Inc.(3)                 31,966
                12  Berkshire Hathaway Inc. Cl B(1)                       33,385
               367  Old Republic International Corp.                       9,637
               216  Prudential Financial Inc.                             14,450
                                                                 ---------------
                                                                         125,916
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.6%
               292  eBay Inc.(1)                                          12,200
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.8%
               567  VeriSign, Inc.(1)                                     14,918
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

IT SERVICES - 4.7%
             2,053  Accenture Ltd. Cl A(1)                                51,407
               934  First Data Corp.                                      38,425
                                                                 ---------------
                                                                          89,832
                                                                 ---------------
MEDIA - 0.6%
               652  Time Warner Inc.(1)                                   11,097
                                                                 ---------------
METALS & MINING - 0.5%
               250  Freeport-McMoRan Copper & Gold, Inc. Cl B             10,070
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.4%
             2,000  Alon USA Energy, Inc.(1)                              35,500
               200  Amerada Hess Corp.                                    23,572
               450  Chevron Corp.                                         26,105
             1,011  Exxon Mobil Corp.                                     59,396
               204  Kinder Morgan, Inc.                                   18,127
                                                                 ---------------
                                                                         162,700
                                                                 ---------------
PERSONAL PRODUCTS - 0.6%
               331  Avon Products, Inc.                                   10,827
                                                                 ---------------
PHARMACEUTICALS - 8.5%
               228  American Pharmaceutical
                    Partners Inc.(1)                                      10,349
               828  Bristol-Myers Squibb Co.                              20,683
               287  Eli Lilly and Company                                 16,164
               560  Johnson & Johnson                                     35,818
               523  Novartis AG ADR                                       25,475
             2,005  Pfizer, Inc.                                          53,133
                                                                 ---------------
                                                                         161,622
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 5.2%
               837  ARM Holdings plc ADR                                   5,315
             2,500  Hittite Microwave Corp.(1)                            48,450
             1,010  Intel Corp.                                           27,411
             1,090  MEMC Electronic Materials Inc.(1)                     18,519
                                                                 ---------------
                                                                          99,695
                                                                 ---------------
SOFTWARE - 5.1%
               656  Computer Associates International, Inc.               18,007
               380  Intuit Inc.(1)                                        18,240
             1,737  Microsoft Corporation                                 44,484
             1,294  Oracle Corp.(1)                                       17,573
                                                                 ---------------
                                                                          98,304
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

SPECIALTY RETAIL - 6.5%
             1,322  Gap, Inc. (The)                                       27,907
               621  Home Depot, Inc.                                      27,020
             1,100  Maidenform Brands, Inc.(1)                            20,075
               804  Michaels Stores, Inc.                                 32,964
               329  Sherwin-Williams Co.                                  15,664
                                                                 ---------------
                                                                         123,630
                                                                 ---------------
TOBACCO - 1.2%
               329  Altria Group Inc.                                     22,030
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 95.8%                                    1,830,843
                                                                 ---------------
(Cost $1,738,161)

OTHER ASSETS AND LIABILITIES - 4.2%                                       79,466
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   1,910,309
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1)  Non-income producing.
(2)  When-issued security.
(3)  Security, or a portion thereof, has been segregated for a when-issued security.

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $ 1,738,654
                                                     ===============
Gross tax appreciation of investments                   $   120,722
Gross tax depreciation of investments                       (28,533)
                                                    ----------------
Net tax appreciation of investments                     $    92,189
                                                    ================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES FUND
JULY 31, 2005
[american century investments logo and text logo]

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES               ($ IN THOUSANDS)                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 1.7%
           171,559  AAR Corp.(1)                                   $       3,083
            35,016  Heico Corp. Cl A                                         661
            28,062  Heico Corporation                                        696
                                                                 ---------------
                                                                           4,440
                                                                 ---------------
AIRLINES - 2.0%
           359,067  AMR Corp.(1)                                           5,045
                                                                 ---------------
AUTO COMPONENTS - 0.9%
            71,279  LKQ Corporation(1)                                     2,195
                                                                 ---------------
AUTOMOBILES - 1.0%
           228,684  Fleetwood Enterprises, Inc.(1)                         2,596
                                                                 ---------------
BIOTECHNOLOGY - 1.4%
            36,585  Bioenvision, Inc.(1)                                     274
            37,804  BioMarin Pharmaceutical Inc.(1)                          321
            83,134  Kendle International Inc.(1)                           1,527
            36,772  NeoPharm, Inc.(1)                                        430
            18,780  Rigel Pharmaceuticals, Inc.(1)                           406
            47,572  Seattle Genetics, Inc.(1)                                286
            30,563  Trimeris, Inc.(1)                                        414
                                                                 ---------------
                                                                           3,658
                                                                 ---------------
CHEMICALS - 0.8%
            57,857  American Vanguard Corp.                                1,418
            23,354  Balchem Corp.                                            745
                                                                 ---------------
                                                                           2,163
                                                                 ---------------
COMMERCIAL BANKS - 8.0%
           106,347  BancorpSouth Inc.                                      2,476
            69,607  East West BanCorp, Inc.                                2,401
            35,561  Sandy Spring Bancorp, Inc.                             1,228
            42,374  Seacoast Banking Corp. of Florida                      1,022
           166,080  Sterling Bancshares, Inc.                              2,609
           137,024  SVB Financial Group(1)                                 7,035
            51,203  Virginia Commerce Bancorp(1)                           1,339
            73,971  Whitney Holding Corp.                                  2,450
                                                                 ---------------
                                                                          20,560
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.6%
           123,787  Administaff, Inc.                                      3,169
           111,773  American Reprographics Co.(1)                          1,990
            42,903  Exponent, Inc.(1)                                      1,275

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES               ($ IN THOUSANDS)                                 VALUE
--------------------------------------------------------------------------------

           127,740  LECG Corporation(1)                                    2,761
                                                                 ---------------
                                                                           9,195
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
           378,712  Arris Group Inc.(1)                                    4,181
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
            80,907  Rimage Corp.(1)                                        2,033
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.6%
            71,448  Jacobs Engineering Group Inc.(1)                       4,207
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.6%
            39,740  Eagle Materials Inc.                                   4,081
                                                                 ---------------
CONSUMER FINANCE - 2.7%
            94,387  Asta Funding, Inc.                                     2,525
            92,585  CompuCredit Corp.(1)                                   3,506
            32,648  United PanAm Financial Corp.(1)                          953
                                                                 ---------------
                                                                           6,984
                                                                 ---------------
DISTRIBUTORS - 1.0%
           198,686  Source Interlink Companies, Inc.(1)                    2,472
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.0%
            74,217  Education Management Corp.(1)                          2,579
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.1%
            23,889  Talk America Holdings Inc.(1)                            209
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.9%
            59,461  Franklin Electric Co., Inc.                            2,587
            42,020  Powell Industries, Inc.(1)                               977
            50,271  Roper Industries Inc.                                  3,858
                                                                 ---------------
                                                                           7,422
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.1%
            85,655  Cogent, Inc.(1)                                        2,576
           107,484  Itron Inc.(1)                                          5,207
           187,855  Plexus Corp.(1)                                        2,711
                                                                 ---------------
                                                                          10,494
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES               ($ IN THOUSANDS)                                 VALUE
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES - 4.3%
           112,160  Grant Prideco Inc.(1)                                  3,600
           584,700  Grey Wolf Inc.(1)                                      4,485
            94,612  W-H Energy Services Inc.(1)                            2,971
                                                                 ---------------
                                                                          11,056
                                                                 ---------------
GAS UTILITIES - 1.1%
            79,972  WGL Holdings Inc.                                      2,755
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 10.6%
            59,817  Cerus Corp.(1)                                           408
            46,424  Diagnostic Products Corp.                              2,621
            27,554  EPIX Pharmaceuticals, Inc.(1)                            243
           123,231  Greatbatch, Inc.(1)                                    2,983
            82,725  ICU Medical Inc.(1)                                    2,732
           118,159  LifeCell Corporation(1)                                2,622
           315,228  OraSure Technologies Inc.(1)                           3,398
            68,656  PolyMedica Corp.                                       2,411
           463,233  Quidel Corp.(1)                                        3,289
            51,406  ResMed Inc.(1)                                         3,444
           167,807  Thoratec Corp.(1)                                      2,772
                                                                 ---------------
                                                                          26,923
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.1%
           352,982  HealthTronics Inc.(1)                                  4,547
           132,869  Radiation Therapy Services Inc.(1)                     3,469
                                                                 ---------------
                                                                           8,016
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.6%
            50,756  Ctrip.com International, Ltd. ADR                      2,812
            90,486  Luby's Inc.(1)                                         1,276
                                                                 ---------------
                                                                           4,088
                                                                 ---------------
HOUSEHOLD DURABLES - 3.8%
            44,004  Cavco Industries, Inc.(1)                              1,342
            90,623  Dominion Homes, Inc.(1)                                1,958
           112,696  Jarden Corp.(1)                                        4,324
            79,736  Orleans Homebuilders, Inc.                             2,150
                                                                 ---------------
                                                                           9,774
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.8%
            91,524  Central Garden and Pet Co.(1)                          4,592
                                                                 ---------------
INSURANCE - 1.1%
            63,830  United Fire & Casualty Co.                             2,858
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES               ($ IN THOUSANDS)                                 VALUE
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES - 2.1%
           284,603  aQuantive, Inc.(1)                                     5,368
                                                                 ---------------
IT SERVICES - 0.9%
           342,167  Lionbridge Technologies, Inc.(1)                       2,217
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.3%
            82,043  RC2 Corp.(1)                                           3,348
                                                                 ---------------
MACHINERY - 1.2%
            80,264  Trinity Industries, Inc.                               2,974
                                                                 ---------------
MEDIA - 0.7%
            62,421  Morningstar, Inc.(1)                                   1,695
                                                                 ---------------
METALS & MINING - 2.6%
           104,921  Titanium Metals Corp.(1)                               6,720
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.0%
            58,903  Forest Oil Corporation(1)                              2,636
            48,259  Stone Energy Corp.(1)                                  2,568
                                                                 ---------------
                                                                           5,204
                                                                 ---------------
PHARMACEUTICALS - 0.3%
            31,857  POZEN Inc.(1)                                            263
            68,471  SuperGen, Inc.(1)                                        488
                                                                 ---------------
                                                                             751
                                                                 ---------------
REAL ESTATE - 3.3%
            85,446  Ramco-Gershenson Properties                            2,546
           124,117  Trammell Crow Co.(1)                                   3,135
           141,934  Strategic Capital Hotel, Inc.                          2,690
                                                                 ---------------
                                                                           8,371
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 6.3%
           104,540  Genesis Microchip Inc.(1)                              2,597
           263,741  Kulicke and Soffa Industries, Inc.(1)                  2,553
           134,452  Microsemi Corporation(1)                               2,871
           414,398  RF Micro Devices, Inc.(1)                              2,524
           124,762  Standard Microsystems Corp.(1)                         3,176
           162,027  Teradyne, Inc.(1)                                      2,516
                                                                 ---------------
                                                                          16,237
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT  ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

SOFTWARE - 1.6%
           172,500  Epicor Software Corp.(1)                               2,558
           197,112  NYFIX, Inc.(1)                                         1,571
                                                                 ---------------
                                                                           4,129
                                                                 ---------------
SPECIALTY RETAIL - 3.6%
           138,059  Hibbett Sporting Goods Inc.(1)                         5,526
           216,210  Restoration Hardware, Inc.(1)                          1,756
           295,778  Wilsons The Leather Experts Inc.(1)                    2,050
                                                                 ---------------
                                                                           9,332
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
            78,991  Brown Shoe Company, Inc.                               3,116
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.9%
            95,462  Astoria Financial Corp.                                2,667
            51,324  Downey Financial Corp.                                 3,975
             9,221  First Financial Holdings, Inc.                           275
            68,820  IndyMac Bancorp, Inc.                                  3,001
                                                                 ---------------
                                                                           9,918
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 2.4%
            94,948  Applied Industrial Technologies Inc.                   3,392
            74,095  GATX Corp.                                             2,801
                                                                 ---------------
                                                                           6,193
                                                                 ---------------
TOTAL COMMON STOCKS                                                      250,149
(Cost $207,433)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 2.3%
            $5,900  FHLB Discount Notes,
                    3.01%, 8/1/05(2)                                       5,900
                                                                 ---------------
(Cost $5,900)

TOTAL INVESTMENT SECURITIES - 99.9%                                      256,049
                                                                 ---------------
(COST $213,333)

OTHER ASSETS AND LIABILITIES - 0.1%                                          255
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $     256,304
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1)  Non-income producing.
(2)  The rate indicated is the yield to maturity at purchase.

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                              (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $ 213,354
                                                    ===============
Gross tax appreciation of investments                   $  43,948
Gross tax depreciation of investments                      (1,253)
                                                    ----------------
Net tax appreciation of investments                     $  42,695
                                                    ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES II FUND
JULY 31, 2005
[american century investments logo and text logo]

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 2.9%
            71,393  AAR Corp.(1)                                   $   1,282,932
            15,180  Heico Corp. Cl A                                     286,598
            12,166  Heico Corporation                                    301,717
            65,092  Ladish Co., Inc.(1)                                1,009,577
                                                                 ---------------
                                                                       2,880,824
                                                                 ---------------
AIRLINES - 1.9%
           137,259  AMR Corp.(1)                                       1,928,489
                                                                 ---------------
AUTO COMPONENTS - 0.7%
            22,086  LKQ Corporation(1)                                   680,249
                                                                 ---------------
BIOTECHNOLOGY - 0.8%
            13,895  Bioenvision, Inc.(1)                                 103,935
            14,358  BioMarin Pharmaceutical Inc.(1)                      122,043
            14,057  NeoPharm, Inc.(1)                                    164,327
             7,179  Rigel Pharmaceuticals, Inc.(1)                       155,389
            18,068  Seattle Genetics, Inc.(1)                            108,769
            11,683  Trimeris, Inc.(1)                                    158,421
                                                                 ---------------
                                                                         812,884
                                                                 ---------------
CHEMICALS - 1.2%
            28,195  American Vanguard Corp.                              690,777
            16,560  Balchem Corp.                                        528,430
                                                                 ---------------
                                                                       1,219,207
                                                                 ---------------
COMMERCIAL BANKS - 9.3%
            44,030  BancorpSouth Inc.                                  1,025,018
            36,214  Central Coast Bancorp(1)                             706,897
            14,547  Century Bancorp, Inc. Cl A                           480,487
            27,759  East West BanCorp, Inc.                              957,686
            13,197  Sandy Spring Bancorp, Inc.                           455,692
            18,742  Seacoast Banking Corp. of Florida                    452,057
            66,232  Sterling Bancshares, Inc.                          1,040,505
            33,367  SVB Financial Group(1)                             1,713,063
            23,165  Union Bankshares Corp.                               943,974
            23,507  Virginia Commerce Bancorp(1)                         614,943
            26,226  Whitney Holding Corp.                                868,605
                                                                 ---------------
                                                                       9,258,927
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.7%
            44,224  Administaff, Inc.                                  1,132,134
            33,030  American Reprographics Co.(1)                        587,934

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            26,910  Exponent, Inc.(1)                                    799,900
            54,598  LECG Corporation(1)                                1,180,136
                                                                 ---------------
                                                                       3,700,104
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
           134,745  Arris Group Inc.(1)                                1,487,585
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.6%
            23,928  Rimage Corp.(1)                                      601,311
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.1%
            19,029  Jacobs Engineering Group Inc.(1)                   1,120,428
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.1%
            10,217  Eagle Materials Inc.                               1,049,286
                                                                 ---------------
CONSUMER FINANCE - 1.7%
            33,668  Asta Funding, Inc.                                   900,619
            28,338  United PanAm Financial Corp.(1)                      826,903
                                                                 ---------------
                                                                       1,727,522
                                                                 ---------------
DISTRIBUTORS - 1.1%
            85,281  Source Interlink Companies, Inc.(1)                1,060,896
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.1%
            30,727  Education Management Corp.(1)                      1,067,763
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.1%
            10,187  Talk America Holdings Inc.(1)                         89,034
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.6%
            26,139  Franklin Electric Co., Inc.                        1,137,308
            20,883  Powell Industries, Inc.(1)                           485,321
                                                                 ---------------
                                                                       1,622,629
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.0%
            36,557  Cogent, Inc.(1)                                    1,099,269
            38,934  Itron Inc.(1)                                      1,886,352
                                                                 ---------------
                                                                       2,985,621
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.0%
            43,847  Grant Prideco Inc.(1)                              1,407,488
           162,662  Grey Wolf Inc.(1)                                  1,247,618
            42,105  W-H Energy Services Inc.(1)                        1,322,097
                                                                 ---------------
                                                                       3,977,203
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

GAS UTILITIES - 1.2%
            34,707  WGL Holdings Inc.                                  1,195,656
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 10.8%
            22,719  Cerus Corp.(1)                                       154,944
            20,660  Diagnostic Products Corp.                          1,166,464
            10,465  EPIX Pharmaceuticals, Inc.(1)                         92,406
            34,675  Greatbatch, Inc.(1)                                  839,482
            35,034  ICU Medical Inc.(1)                                1,156,823
            52,584  LifeCell Corporation(1)                            1,166,839
           135,748  OraSure Technologies Inc.(1)                       1,463,363
            28,425  PolyMedica Corp.                                     998,286
           198,832  Quidel Corp.(1)                                    1,411,707
            17,019  ResMed Inc.(1)                                     1,140,273
            59,857  Thoratec Corp.(1)                                    988,838
                                                                 ---------------
                                                                      10,579,425
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.4%
            90,687  HealthTronics Inc.(1)                              1,168,049
            33,470  Horizon Health Corp.(1)                              870,889
            51,956  Radiation Therapy Services Inc.(1)                 1,356,571
                                                                 ---------------
                                                                       3,395,509
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.1%
            18,181  Ctrip.com International, Ltd. ADR                  1,007,318
            78,541  Luby's Inc.(1)                                     1,107,428
                                                                 ---------------
                                                                       2,114,746
                                                                 ---------------
HOUSEHOLD DURABLES - 2.2%
            15,614  Cavco Industries, Inc.(1)                            476,071
            25,570  Jarden Corp.(1)                                      980,865
            26,459  Orleans Homebuilders, Inc.                           713,599
                                                                 ---------------
                                                                       2,170,535
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.1%
            21,818  Central Garden and Pet Co.(1)                      1,094,609
                                                                 ---------------
INSURANCE - 1.0%
            22,650  United Fire & Casualty Co.                         1,014,267
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
           100,966  aQuantive, Inc.(1)                                 1,904,219
                                                                 ---------------
IT SERVICES - 1.0%
           147,503  Lionbridge Technologies, Inc.(1)                     955,819
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.4%
            33,420  RC2 Corp.(1)                                       1,363,870
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MACHINERY - 2.1%
            16,897  Badger Meter Inc.                                    814,604
            33,485  Trinity Industries, Inc.                           1,240,620
                                                                 ---------------
                                                                       2,055,224
                                                                 ---------------
MEDIA - 0.6%
            22,069  Morningstar, Inc.(1)                                 599,171
                                                                 ---------------
METALS & MINING - 2.7%
            42,080  Titanium Metals Corp.(1)                           2,695,224
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
            20,351  Forest Oil Corporation(1)                            910,911
            31,399  St. Mary Land & Exploration Co.                      992,208
                                                                 ---------------
                                                                       1,903,119
                                                                 ---------------
PERSONAL PRODUCTS - 0.7%
           111,481  Medifast, Inc.(1)                                    696,756
                                                                 ---------------
PHARMACEUTICALS - 0.3%
            12,100  POZEN Inc.(1)                                         99,825
            26,174  SuperGen, Inc.(1)                                    186,621
                                                                 ---------------
                                                                         286,446
                                                                 ---------------
REAL ESTATE - 3.5%
            36,301  Ramco-Gershenson Properties                        1,081,770
            59,897  Strategic Hotel Capital, Inc.                      1,135,048
            51,276  Trammell Crow Co.(1)                               1,295,232
                                                                 ---------------
                                                                       3,512,050
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 7.2%
            46,084  Genesis Microchip Inc.(1)                          1,144,727
            79,014  Intevac, Inc.(1)                                     960,020
           115,942  Kulicke and Soffa Industries, Inc.(1)              1,122,319
            47,577  Microsemi Corporation(1)                           1,015,769
           157,392  RF Micro Devices, Inc.(1)                            958,517
            52,049  Standard Microsystems Corp.(1)                     1,325,167
            32,734  Veeco Instruments Inc.(1)                            661,881
                                                                 ---------------
                                                                       7,188,400
                                                                 ---------------
SOFTWARE - 0.9%
           110,356  NYFIX, Inc.(1)                                       879,537
                                                                 ---------------
SPECIALTY RETAIL - 5.3%
            35,134  Hibbett Sporting Goods Inc.(1)                     1,406,414
            41,246  O'Reilly Automotive Inc.(1)                        1,330,596

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

           142,570  Restoration Hardware, Inc.(1)                      1,157,668
           190,532  Wilsons The Leather Experts Inc.(1)                1,320,387
                                                                 ---------------
                                                                       5,215,065
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.9%
            31,034  Brown Shoe Company, Inc.                           1,224,291
            60,189  Charles & Colvard Ltd.                             1,644,966
                                                                 ---------------
                                                                       2,869,257
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.5%
            33,965  Astoria Financial Corp.                              948,982
            16,027  Downey Financial Corp.                             1,241,131
             4,156  First Financial Holdings, Inc.                       124,098
            26,511  IndyMac Bancorp, Inc.                              1,156,145
                                                                 ---------------
                                                                       3,470,356
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 2.5%
            37,119  Applied Industrial Technologies Inc.               1,326,262
            31,493  GATX Corp.                                         1,190,435
                                                                 ---------------
                                                                       2,516,697
                                                                 ---------------
TOTAL COMMON STOCKS                                                   96,945,919
(Cost $79,979,942)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
        $1,400,000  FHLB Discount Notes, 3.10%,
                    8/1/05(2)                                          1,400,000
                                                                 ---------------
(Cost $1,400,000)

TOTAL INVESTMENT SECURITIES - 99.0%                                   98,345,919
                                                                 ---------------
(COST $81,379,942)

OTHER ASSETS AND LIABILITIES - 1.0%                                      972,691
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  99,318,610
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1)  Non-income producing.
(2)  The rate indicated is the yield to maturity at purchase.

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                          $ 81,400,213
                                                      =================
Gross tax appreciation of investments                    $ 17,406,626
Gross tax depreciation of investments                        (460,920)
                                                      -----------------
Net tax appreciation of investments                      $ 16,945,706
                                                      =================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
BALANCED FUND
JULY 31, 2005
[american century investments logo and text logo]

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 59.4%
AIR FREIGHT & LOGISTICS - 0.4%
             3,143  FedEx Corporation                              $        264
            27,777  United Parcel Service, Inc. Cl B                      2,027
                                                                 ---------------
                                                                          2,291
                                                                 ---------------
AIRLINES - 0.1%
            26,092  Southwest Airlines Co.                                  370
                                                                 ---------------
AUTO COMPONENTS - 1.0%
            21,187  Autoliv, Inc.                                           944
           227,949  Goodyear Tire & Rubber
                    Co. (The)(1)(2)                                       3,969
            58,019  TRW Automotive Holdings Corp.(1)                      1,545
                                                                 ---------------
                                                                          6,458
                                                                 ---------------
AUTOMOBILES - 0.1%
            50,053  Ford Motor Company                                      538
                                                                 ---------------
BEVERAGES - 1.1%
               931  Molson Coors Brewing Co.                                 58
           136,663  Pepsi Bottling Group Inc.                             3,986
           110,749  PepsiAmericas Inc.(2)                                 2,855
                                                                 ---------------
                                                                          6,899
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
           113,217  Amgen Inc.(1)                                         9,030
            64,707  Applera Corporation-Applied
                    Biosystems Group                                      1,347
             2,889  Gilead Sciences, Inc.(1)                                129
             1,575  Invitrogen Corp.(1)(2)                                  135
                                                                 ---------------
                                                                         10,641
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
             9,284  USG Corp.(1)(2)                                         454
                                                                 ---------------
CAPITAL MARKETS - 0.7%
             9,078  Edwards (A.G.), Inc.(2)                                 402
            17,261  Franklin Resources, Inc.                              1,395
            48,761  Morgan Stanley                                        2,587
                                                                 ---------------
                                                                          4,384
                                                                 ---------------
CHEMICALS - 1.2%
            68,490  Eastman Chemical Company                              3,794
            61,582  FMC Corp.(1)(2)                                       3,724
                                                                 ---------------
                                                                          7,518
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

COMMERCIAL BANKS - 3.8%
           250,287  Bank of America Corp.(3)                             10,912
            41,316  Comerica Inc.                                         2,524
            46,400  National City Corp.                                   1,713
            48,317  Wachovia Corp.                                        2,434
           119,655  Wells Fargo & Co.                                     7,340
                                                                 ---------------
                                                                         24,923
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
           130,141  Cendant Corporation                                   2,779
            16,852  Deluxe Corp.(2)                                         674
            34,521  Equifax Inc.                                          1,257
            69,938  John H. Harland Company(2)                            2,702
            12,577  PHH Corp.(1)                                            356
            11,839  Republic Services, Inc. Cl A                            429
                                                                 ---------------
                                                                          8,197
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
            73,937  Cisco Systems Inc.(1)                                 1,416
            45,369  Harris Corp.                                          1,682
           323,102  Motorola, Inc.                                        6,843
                                                                 ---------------
                                                                          9,941
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.0%
           101,052  Apple Computer, Inc.(1)                               4,310
           148,791  Dell Inc.(1)                                          6,022
            13,624  Intergraph Corp.(1)(2)                                  518
            27,908  International Business Machines Corp.                 2,329
            12,838  Western Digital Corp.(1)(2)                             192
                                                                 ---------------
                                                                         13,371
                                                                 ---------------
CONSUMER FINANCE - 2.3%
           145,263  American Express Co.                                  7,990
            62,034  Capital One Financial Corp.                           5,118
            16,449  CompuCredit Corp.(1)(2)                                 623
             7,937  Nelnet Inc. Cl A(1)(2)                                  301
            17,175  WFS Financial Inc.(1)(2)                              1,030
                                                                 ---------------
                                                                         15,062
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
            17,707  Greif, Inc. Cl A                                      1,116
            24,967  Silgan Holdings Inc.(2)                               1,433
                                                                 ---------------
                                                                          2,549
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
             9,196  ALLTEL Corp.(2)                                         612
            32,433  AT&T Corp.                                              642
            49,214  BellSouth Corp.                                       1,358
             3,707  CenturyTel Inc.                                         127

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

            21,113  Commonwealth Telephone Enterprise Inc.(2)               904
            46,290  SBC Communications Inc.                               1,132
            97,744  Sprint Corp.                                          2,629
            84,792  Verizon Communications                                2,903
                                                                 ---------------
                                                                         10,307
                                                                 ---------------
ELECTRIC UTILITIES - 0.7%
            46,195  Edison International                                  1,888
            18,226  Entergy Corp.                                         1,421
            16,208  TXU Corp.                                             1,404
                                                                 ---------------
                                                                          4,713
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(4)
               854  Amphenol Corp. Cl A                                      38
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.6%
            64,001  Cal Dive International Inc.(1)(2)                     3,790
             7,484  Veritas DGC Inc.(1)(2)                                  231
                                                                 ---------------
                                                                          4,021
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
            41,261  7-Eleven, Inc.(1)(2)                                  1,398
             5,803  BJ's Wholesale Club Inc.(1)                             185
            20,085  Longs Drug Stores Corp.(2)                              871
             8,175  Supervalu Inc.                                          289
                                                                 ---------------
                                                                          2,743
                                                                 ---------------
FOOD PRODUCTS - 2.1%
           150,442  Archer-Daniels-Midland Co.                            3,451
            21,884  Bunge Ltd.(2)                                         1,343
            60,364  Chiquita Brands International Inc.                    1,822
            33,205  Gold Kist Inc.(1)(2)                                    677
           149,508  Pilgrim's Pride Corp.(2)                              5,660
               433  Seaboard Corp.(2)                                       744
                                                                 ---------------
                                                                         13,697
                                                                 ---------------
GAS UTILITIES - 0.8%
           170,009  UGI Corp.                                             4,988
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
            96,989  Becton Dickinson & Co.                                5,370
             1,758  Kinetic Concepts Inc.(1)(2)                             105
             2,105  Mettler-Toledo International, Inc.(1)                   111
                                                                 ---------------
                                                                          5,586
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%
             2,249  Aetna Inc.                                              174
            53,773  AmerisourceBergen Corp.                               3,860

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

            98,191  Cardinal Health, Inc.                                 5,850
            43,982  Kindred Healthcare Inc.(1)(2)                         1,616
           142,353  McKesson Corp.                                        6,407
            23,389  UnitedHealth Group Incorporated                       1,223
                                                                 ---------------
                                                                         19,130
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
            58,094  Darden Restaurants, Inc.                              2,016
                                                                 ---------------
HOUSEHOLD DURABLES - 0.9%
            66,360  Black & Decker Corporation                            5,993
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.5%
            24,223  Clorox Company                                        1,353
            22,819  Energizer Holdings Inc.(1)                            1,458
             2,302  Kimberly-Clark Corp.                                    147
                                                                 ---------------
                                                                          2,958
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
            61,205  Tyco International Ltd.                               1,865
                                                                 ---------------
INSURANCE - 4.6%
            18,766  Arch Capital Group Ltd.(1)                              863
            46,524  Axis Capital Holdings Limited                         1,340
           135,516  Berkley (W.R.) Corp.                                  5,072
            43,943  Chubb Corp.                                           3,903
           119,932  Endurance Specialty Holdings Ltd.                     4,678
            92,738  First American Financial Corp. (The)                  4,076
            29,021  HCC Insurance Holdings, Inc.(2)                         804
             3,951  Loews Corp.                                             330
             6,907  Platinum Underwriters Holdings                          239
            29,240  Protective Life Corporation                           1,274
            99,552  Prudential Financial Inc.                             6,661
            22,631  Zenith National Insurance Corp.                       1,576
                                                                 ---------------
                                                                         30,816
                                                                 ---------------
INTERNET SOFTWARE & SERVICES(4)
            24,440  Earthlink Inc.(1)                                       233
                                                                 ---------------
IT SERVICES - 1.0%
            96,276  Accenture Ltd. Cl A(1)                                2,411
               927  Alliance Data Systems Corp.(1)(2)                        39
            95,504  Computer Sciences Corp.(1)                            4,372
                                                                 ---------------
                                                                          6,822
                                                                 ---------------
MACHINERY - 0.9%
            65,936  Cummins Inc.(2)                                       5,633
             5,332  Danaher Corp.                                           296

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

             3,328  Toro Co. (The)(2)                                       134
                                                                 ---------------
                                                                          6,063
                                                                 ---------------
MEDIA - 3.5%
           239,289  Disney (Walt) Co.                                     6,135
            11,946  John Wiley & Sons Inc. Cl A(2)                          512
            54,687  Pixar(1)(2)                                           2,352
            33,152  Regal Entertainment Group(2)                            640
           370,123  Time Warner Inc.(1)                                   6,299
           212,197  Viacom, Inc. Cl B                                     7,107
                                                                 ---------------
                                                                         23,045
                                                                 ---------------
METALS & MINING - 1.1%
             3,030  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                       122
             3,262  Nucor Corp.                                             181
            50,766  Phelps Dodge Corp.                                    5,403
             8,373  Quanex Corporation                                      511
            23,113  United States Steel Corp.                               986
                                                                 ---------------
                                                                          7,203
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           151,745  AES Corporation (The)(1)                              2,436
            12,530  Constellation Energy Group Inc.                         754
                                                                 ---------------
                                                                          3,190
                                                                 ---------------
MULTILINE RETAIL - 1.0%
            77,998  Federated Department Stores, Inc.                     5,918
             3,280  Sears Holdings Corp.(1)                                 506
                                                                 ---------------
                                                                          6,424
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            36,138  Xerox Corp.(1)                                          477
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.4%
           110,797  Chevron Corp.                                         6,427
            40,021  ConocoPhillips                                        2,505
           289,689  Exxon Mobil Corp.                                    17,018
            14,084  Marathon Oil Corp.                                      822
            14,205  Premcor Inc.                                          1,089
            61,014  Sunoco, Inc.                                          7,671
             6,614  Valero Energy Corp.                                     548
                                                                 ---------------
                                                                         36,080
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.9%
           120,087  Louisiana-Pacific Corp.                               3,221

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------

            40,897  Potlatch Corp.                                        2,364
                                                                 ---------------
                                                                          5,585
                                                                 ---------------
PHARMACEUTICALS - 3.4%
            10,123  Allergan, Inc.                                          905
           171,817  Johnson & Johnson                                    10,989
            58,344  King Pharmaceuticals, Inc.(1)                           651
            14,431  Kos Pharmaceuticals, Inc.(1)(2)                       1,032
           119,556  Merck & Co., Inc.                                     3,713
           188,187  Pfizer, Inc.                                          4,987
                                                                 ---------------
                                                                         22,277
                                                                 ---------------
REAL ESTATE - 0.1%
            36,989  Trizec Properties Inc.(2)                               813
                                                                 ---------------
ROAD & RAIL - 0.1%
             1,200  Burlington Northern Santa Fe Corp.                       65
             6,395  Union Pacific Corp.                                     450
                                                                 ---------------
                                                                            515
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.8%
           435,492  Intel Corp.                                          11,819
                                                                 ---------------
SOFTWARE - 1.2%
             9,714  Adobe Systems Inc.                                      288
            14,325  Autodesk, Inc.                                          490
            42,468  Intuit Inc.(1)                                        2,039
            68,017  Microsoft Corporation                                 1,742
           122,343  Oracle Corp.(1)                                       1,661
           188,314  Parametric Technology Corp.(1)                        1,299
             8,930  Symantec Corp.(1)                                       196
                                                                 ---------------
                                                                          7,715
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
             2,366  Advance Auto Parts, Inc.(1)(2)                          163
             1,828  American Eagle Outfitters, Inc.                          60
            15,367  Barnes & Noble Inc.(1)                                  630
            28,042  Children's Place Retail Stores,
                    Inc. (The)(1)(2)                                      1,282
            92,735  Home Depot, Inc.                                      4,035
           105,087  Michaels Stores, Inc.                                 4,309
            17,936  Movie Gallery Inc.(2)                                   450
            51,565  Payless ShoeSource, Inc.(1)(2)                        1,001
            42,188  Rent-A-Center Inc.(1)                                   890
                                                                 ---------------
                                                                         12,820
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.2%
             4,112  Corus Bankshares Inc.(2)                                258
           174,125  Countrywide Financial Corporation                     6,268
            24,038  Downey Financial Corp.(2)                             1,862

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------

            46,028  Golden West Financial Corp.                           2,997
            65,622  Washington Mutual, Inc.                               2,788
                                                                 ---------------
                                                                         14,173
                                                                 ---------------
TOTAL COMMON STOCKS                                                     387,721
(Cost $322,602)                                                  ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(5) - 14.5%
            $4,750  FHLMC, 5.00%, settlement date
                    8/16/05(6)                                            4,763
               325  FHLMC, 7.00%, 10/1/12                                   340
             3,277  FHLMC, 4.50%, 1/1/19(3)                               3,229
               241  FHLMC, 6.50%, 1/1/28                                    250
             1,698  FHLMC, 5.50%, 12/1/33(3)                              1,708
             5,769  FNMA, 5.50%, settlement date
                    8/11/05(6)                                            5,800
             7,163  FNMA, 6.00%, settlement date
                    8/11/05(6)                                            7,320
            10,725  FNMA, 6.50%, settlement date
                    8/11/05(6)                                           11,096
             2,500  FNMA, 4.50%, settlement date
                    8/16/05(6)                                            2,459
            12,440  FNMA, 5.00%, settlement date
                    8/16/05(6)                                           12,471
             8,700  FNMA, 5.50%, settlement date
                    8/16/05(6)                                            8,877
             4,350  FNMA, 5.00%, settlement date
                    9/14/05(6)                                            4,278
               555  FNMA, 6.00%, 2/1/09                                     572
                53  FNMA, 6.50%, 5/1/11                                      55
               508  FNMA, 7.50%, 11/1/11                                    538
                 6  FNMA, 6.50%, 10/1/12                                      6
                46  FNMA, 6.50%, 5/1/13                                      48
               244  FNMA, 6.50%, 6/1/13                                     254
               233  FNMA, 6.00%, 1/1/14                                     241
               802  FNMA, 6.00%, 4/1/14                                     828
             1,281  FNMA, 4.50%, 5/1/19                                   1,261
                30  FNMA, 6.50%, 1/1/28                                      31
               261  FNMA, 7.00%, 1/1/28                                     275
               292  FNMA, 6.50%, 1/1/29                                     303
               254  FNMA, 7.50%, 7/1/29                                     271
                99  FNMA, 7.00%, 5/1/30                                     104
               179  FNMA, 7.50%, 9/1/30                                     191
               240  FNMA, 6.50%, 9/1/31                                     249
               126  FNMA, 7.00%, 9/1/31                                     133
               524  FNMA, 6.50%, 1/1/32                                     543
             1,042  FNMA, 7.00%, 6/1/32                                   1,096
               464  FNMA, 6.50%, 8/1/32                                     481
             2,166  FNMA, 5.50%, 6/1/33(3)                                2,179
             2,698  FNMA, 5.50%, 8/1/33(3)                                2,714
             1,498  FNMA, 5.50%, 9/1/33(3)                                1,507
             9,629  FNMA, 5.50%, 1/1/34(3)                                9,685
             4,000  FNMA, 6.00%, 7/1/35                                   4,088
               409  GNMA, 7.00%, 4/20/26                                    432
               229  GNMA, 7.50%, 8/15/26                                    246
                82  GNMA, 7.00%, 2/15/28                                     87
               203  GNMA, 7.50%, 2/15/28                                    217
               163  GNMA, 7.00%, 12/15/28                                   172
                58  GNMA, 8.00%, 12/15/29                                    63
               528  GNMA, 7.00%, 5/15/31                                    557

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT  ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------

             2,766  GNMA, 5.50%, 11/15/32(3)                              2,803
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                               94,821
(Cost $94,850)                                                   ---------------

CORPORATE BONDS - 9.1%
AEROSPACE & DEFENSE - 0.2%
               900  United Technologies Corp.,
                    4.375%, 5/1/10                                          895
               450  United Technologies Corp.,
                    5.40%, 5/1/35(2)                                        460
                                                                 ---------------
                                                                          1,355
                                                                 ---------------
BEVERAGES - 0.2%
               300  Diageo Capital plc, 4.375%,
                    5/3/10(2)                                               297
               750  Miller Brewing Co., 4.25%, 8/15/08
                    (Acquired 1/6/04, Cost $762)(7)                         741
                                                                 ---------------
                                                                          1,038
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
               710  Genentech, Inc., 4.75%, 7/15/15
                    (Acquired 7/13/05, Cost $710)(7)                        706
                                                                 ---------------
CAPITAL MARKETS - 0.4%
               750  Goldman Sachs Group, Inc.,
                    5.70%, 9/1/12                                           784
               750  Goldman Sachs Group, Inc.,
                    5.25%, 10/15/13                                         762
               560  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                           550
               280  Morgan Stanley, 4.00%, 1/15/10                          272
               350  Morgan Stanley, 4.25%, 5/15/10                          342
                                                                 ---------------
                                                                          2,710
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
               290  AmSouth Bancorp., 5.20%, 4/1/15                         294
             1,600  Bank of America Corp.,
                    4.375%, 12/1/10                                       1,581
               500  SouthTrust Corp., 5.80%, 6/15/14                        525
               660  Wachovia Bank N.A., 4.80%,
                    11/1/14                                                 653
             1,020  Wachovia Bank N.A., 4.875%,
                    2/1/15                                                1,015
               420  Wells Fargo Bank N.A., 4.75%,
                    2/9/15                                                  415
                                                                 ---------------
                                                                          4,483
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
               350  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                           336
               480  R.R. Donnelley & Sons Company,
                    4.95%, 5/15/10 (Acquired
                    5/18/05-5/19/05, Cost $479)(7)                          476
               540  Waste Management, Inc., 7.00%,
                    7/15/28                                                 611
                                                                 ---------------
                                                                          1,423
                                                                 ---------------
CONSUMER FINANCE - 0.2%
               500  American Express Centurion Bank,
                    4.375%, 7/30/09                                         497

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT            ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

               660  Capital One Financial Corp.,
                    4.80%, 2/21/12                                          648
                                                                 ---------------
                                                                          1,145
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
             1,000  Ball Corp., 7.75%, 8/1/06                             1,038
                                                                 ---------------
DIVERSIFIED - 0.5%
             2,900  Morgan Stanley TRACERSSM,
                    7.705%, 3/1/32 (Acquired
                    3/15/02-8/28/02, Cost $3,051)(7)                      3,499
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.2%
             1,500  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                        1,497
               580  CIT Group Inc., 4.25%, 2/1/10                           568
               640  CIT Group Inc., 5.125%, 9/30/14                         639
             1,000  Citigroup Inc., 5.00%, 9/15/14                        1,003
               320  Ford Motor Credit Co., 6.50%,
                    1/25/07                                                 323
               750  Ford Motor Credit Co., 7.375%,
                    10/28/09                                                749
               560  Ford Motor Credit Co., 7.25%,
                    10/25/11                                                552
               560  General Electric Capital Corp.,
                    6.125%, 2/22/11                                         598
               580  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                         579
               425  HSBC Finance Corp., 4.75%,
                    4/15/10                                                 425
               800  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                                  872
                                                                 ---------------
                                                                          7,805
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%
               532  AT&T Corp., 9.05%, 11/15/11                             610
               540  BellSouth Corp., 5.20%, 12/15/16                        542
               690  British Telecommunications plc,
                    7.00%, 5/23/07                                          719
               380  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                              434
               300  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                              307
               300  France Telecom, 8.00%, 3/1/11                           344
               690  Sprint Capital Corp., 8.375%,
                    3/15/12                                                 820
               240  Sprint Capital Corp., 8.75%,
                    3/15/32                                                 331
               280  Telecom Italia Capital SA, 4.00%,
                    1/15/10 (Acquired 6/29/05, Cost
                    $272)(7)                                                270
               420  Verizon Virginia Inc., 4.625%,
                    3/15/13                                                 409
                                                                 ---------------
                                                                          4,786
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
               420  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                           426
               939  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                    978
               450  Florida Power Corp., 4.50%,
                    6/1/10                                                  446
               430  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                           463
               300  Tampa Electric Co., 6.375%,
                    8/15/12                                                 325
                                                                 ---------------
                                                                          2,638
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
               410  CVS Corp., 4.00%, 9/15/09                               401
               900  Safeway Inc., 6.50%, 3/1/11(2)                          960

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT             ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------

               750  Wal-Mart Stores, Inc., 4.125%,
                    7/1/10                                                  736
                                                                 ---------------
                                                                          2,097
                                                                 ---------------
FOOD PRODUCTS - 0.1%
               560  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05, Cost $550)(7)                        548
               430  WM Wrigley Jr. Co., 4.30%,
                    7/15/10                                                 426
                                                                 ---------------
                                                                            974
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
               710  Beckman Coulter Inc., 7.45%,
                    3/4/08                                                  757
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
               600  Mandalay Resort Group, 6.45%,
                    2/1/06(2)                                               609
             1,250  MGM Mirage, 6.00%, 10/1/09                            1,259
             1,050  Yum! Brands Inc., 8.875%, 4/15/11                     1,256
                                                                 ---------------
                                                                          3,124
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
               550  D.R. Horton Inc., 7.875%, 8/15/11                       619
               370  KB Home, 6.375%, 8/15/11                                387
                                                                 ---------------
                                                                          1,006
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
             1,590  General Electric Co., 5.00%,
                    2/1/13(3)                                             1,611
                                                                 ---------------

INSURANCE - 0.5%
               450  Allstate Corp. (The), 5.55%, 5/9/35                     451
               750  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $749)(7)                                           745
               260  American International Group, Inc.,
                    4.25%, 5/15/13(2)                                       249
               750  Genworth Financial Inc., 5.75%,
                    6/15/14(2)                                              788
               300  Metlife, Inc., 5.00%, 6/15/15                           300
               750  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $750)(7)                                           738
                                                                          3,271
                                                                 ---------------
INTERNET & CATALOG RETAIL(4)
               200  IAC/InterActiveCorp, 7.00%,
                    1/15/13(2)                                              210
                                                                 ---------------
MEDIA - 0.6%
               131  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                          158
             1,500  Comcast Corp., 5.50%, 3/15/11(2)                      1,544
             1,065  Cox Communications Inc., 4.625%,
                    1/15/10                                               1,048
               550  News America Holdings, 7.75%,
                    1/20/24                                                 654
               750  Reed Elsevier Capital Inc., 4.625%,
                    6/15/12                                                 733

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT            ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

                                                                 ---------------
                                                                          4,137
                                                                 ---------------
METALS & MINING - 0.1%
               560  Alcan Inc., 4.50%, 5/15/13                              543
               150  Alcan Inc., 5.00%, 6/1/15                               148
                                                                 ---------------
                                                                            691
                                                                 ---------------
MULTI-UTILITIES - 0.2%
               750  Dominion Resources Inc.,
                    4.125%, 2/15/08                                         741
               420  Dominion Resources Inc.,
                    4.75%, 12/15/10                                         418
                                                                 ---------------
                                                                          1,159
                                                                 ---------------
MULTILINE RETAIL - 0.2%
               350  May Department Stores Co.,
                    3.95%, 7/15/07                                          346
               850  May Department Stores Co.,
                    4.80%, 7/15/09                                          851
                                                                 ---------------
                                                                          1,197
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
               300  Anadarko Petroleum Corp.,
                    7.95%, 4/15/29                                          385
               800  Devon Energy Corp., 2.75%, 8/1/06                       785
             1,120  Enterprise Products Operating
                    L.P., 4.625%, 10/15/09(2)                             1,103
               180  Magellan Midstream Partners,
                    5.65%, 10/15/16                                         184
               260  Nexen Inc., 5.875%, 3/10/35                             259
               580  XTO Energy Inc., 5.30%, 6/30/15(2)                      582
                                                                 ---------------
                                                                          3,298
                                                                 ---------------
PHARMACEUTICALS - 0.1%
               400  Schering-Plough Corp.,
                    5.55%, 8/1/05                                           416
                                                                 ---------------
ROAD & RAIL - 0.2%
               800  Canadian National Railway Co.,
                    6.25%, 8/1/34                                           900
                23  Norfolk Southern Corp., 7.80%,
                    5/15/27                                                  30
               577  Norfolk Southern Corp., 5.64%,
                    5/17/29                                                 588
                                                                 ---------------
                                                                          1,518
                                                                 ---------------
SOFTWARE - 0.1%
               620  Computer Associates International
                    Inc., 4.75%, 12/1/09 (Acquired
                    12/9/04, Cost $629)(7)                                  614
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
               700  Nextel Communications Inc.,
                    5.95%, 3/15/14(2)                                       727
                                                                 ---------------
TOTAL CORPORATE BONDS                                                    59,433
(Cost $58,775)                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(5) - 6.5%

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT            ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

            17,192  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN, 0.96%,
                    8/1/05                                                  441
             1,000  Bank of America Large Loan,
                    Series 2005 BOCA, Class A1, VRN,
                    3.508%, 8/15/05, resets monthly
                    off the 1-month LIBOR plus 0.12%
                    with no caps (Acquired 3/4/05,
                    Cost $1,000)(7)                                       1,001
             3,950  Bank of America Mortgage
                    Securities, Series 2004 F, Class 2A5,
                    VRN, 4.17%, 8/1/05(3)                                 3,873
             3,250  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                             3,199
            19,000  Bear Stearns Commercial Mortgage
                    Securities STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.97%, 8/1/05                                           746
             3,391  Bear Stearns Commercial Mortgage
                    Securities, Series 2004 BA5A,
                    Class A1, VRN, 3.518%, 8/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps
                    (Acquired 12/15/04,
                    Cost $3,391)(3)(7)                                    3,394
             2,058  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 3.518%, 8/15/05, resets
                    monthly off the 1-month LIBOR plus
                    0.13% with no caps (3)                                2,060
             1,002  Commercial Mortgage Pass-Through
                    Certificates, Series 2004 HTL1,
                    Class A1, VRN, 3.628%, 8/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.24% with no caps                         1,004
             2,465  Commercial Mortgage Pass-Through
                    Certificates, Series 2005 F10A,
                    Class A1, VRN, 3.488%, 8/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no caps
                    (Acquired 3/18/05,
                    Cost $2,465)(3)(7)                                    2,467
               479  FHLMC REMIC, Series 77, Class H,
                    8.50%, 9/15/20                                          479
             2,500  FHLMC, Series 2005-2937, Class KA,
                    4.50%, 12/15/14                                       2,503
             1,136  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                         1,136
             3,500  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(3)                       3,464
             2,700  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(3)                                2,626
             3,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    4.65%, 7/30/30(3)                                     2,971
             1,900  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust, Series
                    2005 LLFA, Class A1, VRN, 3.563%,
                    9/15/05, resets monthly off the
                    1-month LIBOR plus 0.10% with no caps
                    (Acquired 7/25/05, Cost $1,900)(6)(7)                 1,899
               438  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                                443
             2,345  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005 WL5A,
                    Class A1, VRN, 3.488%, 8/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no caps
                    (Acquired 3/24/05, Cost $2,345)(3)(7)                 2,345
             2,150  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34(3)                      2,087
             1,800  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34(3)                      1,767
             2,600  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.20%,
                    8/1/05(3)                                             2,564
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                42,469
(Cost $42,852)                                                   ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT            ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 6.1%
             2,300  FHLB, 4.43%, 4/7/08(3)                                2,294
             5,170  FHLB, 4.60%, 4/11/08(3)                               5,168
             5,000  FHLMC, 3.875%, 6/15/08(3)                             4,949
            10,000  FHLMC, 7.00%, 3/15/10                                11,100
               800  FHLMC, 6.75%, 9/15/29                                 1,017
             8,100  FNMA, 5.25%, 4/15/07(3)                               8,244
             2,000  FNMA, 6.625%, 10/15/07(3)                             2,102
             2,050  FNMA, 5.75%, 2/15/08(2)                               2,125
             2,600  FNMA, 6.125%, 3/15/12(2)                              2,843
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                  39,842
(Cost $40,110)                                                   ---------------

U.S. TREASURY SECURITIES - 5.2%
             2,400  U.S. Treasury Bonds, 8.00%,
                    11/15/21(2)                                           3,353
             6,400  U.S. Treasury Bonds, 6.25%,
                    8/15/23(2)                                            7,719
             2,850  U.S. Treasury Bonds, 6.125%,
                    11/15/27(2)                                           3,476
             3,475  U.S. Treasury Bonds, 5.375%,
                    2/15/31(2)                                            3,950
             5,600  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(2)                             5,477
             5,980  U.S. Treasury Notes, 4.00%,
                    6/15/09(2)                                            5,956
             1,000  U.S. Treasury Notes, 4.75%,
                    5/15/14(2)                                            1,035
             3,100  U.S. Treasury Notes, 4.125%,
                    5/15/15(2)                                            3,062
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                           34,028
(Cost $33,353)                                                   ---------------

ASSET-BACKED SECURITIES(5) - 5.2%
               101  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $101)(7)                                           101
             1,138  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    3.61%, 8/25/05, resets monthly
                    off the 1-month LIBOR plus 0.15%
                    with no caps                                          1,139
                 5  AQ Finance Net Interest Margin,
                    Series 2003 N11A, 7.14%,
                    11/25/33 (Acquired 9/18/03,
                    Cost $5)(7)                                               5
                84  AQ Finance Net Interest Margin,
                    Series 2004 RN4, Class A, 4.60%,
                    7/25/34 (Acquired 6/9/04,
                    Cost $84)(7)                                             84
                77  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $77)(7)                                             76
                16  Argent Net Interest Margin, Series
                    2004 WN2, Class A, 4.55%,
                    4/25/34 (Acquired 3/4/04,
                    Cost $16)(7)                                             16
                68  Argent Net Interest Margin, Series
                    2004 WN8, Class A, 4.70%,
                    7/25/34 (Acquired 6/18/04,
                    Cost $68)(7)                                             68
                66  Argent Net Interest Margin, Series
                    2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $66)(7)                                             66
                97  Argent Net Interest Margin, Series
                    2004 WN10, Class A, 4.21%,
                    11/25/34 (Acquired 10/19/04,
                    Cost $97)(7)                                             97
                71  Asset Backed Funding Corp. Net
                    Interest Margin, Series 2004 OPT4,
                    Class N1, 4.45%, 5/26/34                                 71
             2,000  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 3.448%, 8/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps(3)                            2,003

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

               469  Centex Home Equity, Series 2004
                    C, Class AF1, VRN, 2.82%,
                    8/1/05                                                  467
             1,825  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 3.458%,
                    8/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(3)                                            1,827
                90  Countrywide Asset-Backed
                    Certificates, Series 2004-5N, Class
                    N1, 5.50%, 10/25/35                                      89
               418  Countrywide Asset-Backed
                    Certificates, Series 2004-11, Class
                    A1, VRN, 3.65%, 8/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.19% with no caps                                 418
                78  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36 (Acquired
                    10/27/04, Cost $78)(7)                                   78
             1,912  Countrywide Asset-Backed
                    Certificates, Series 2004-13, Class
                    AV1, VRN, 3.60%, 8/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps(3)                            1,914
             2,524  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1,VRN, 3.438%, 8/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(3)                            2,524
               284  Countrywide Partnership Trust,
                    Series 2004 EC1, Class 2A1, VRN,
                    3.63%, 8/25/05, resets monthly off
                    the 1-month LIBOR plus 0.17%
                    with no caps                                            284
               508  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    3.474%, 8/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                            508
                66  Finance America Net Interest
                    Margin, Series 2004-1, Class A,
                    5.25%,6/27/34                                            66
             1,287  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2004
                    FF11, Class 2A1, VRN, 3.61%,
                    8/25/05, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps                                               1,287
             1,486  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2005
                    FF4, Class 2A1, VRN, 3.54%,
                    8/25/05, resets monthly off the
                    1-month LIBOR plus 0.08% with
                    no caps                                               1,487
                15  First Franklin Net Interest Margin,
                    Series 2004 FF1, Class N1, 4.50%,
                    11/25/34 (Acquired 3/31/04,
                    Cost $15)(7)                                             15
             4,500  Ford Credit Floorplan Master Owner
                    Trust, Series 2004-1, Class A,
                    VRN, 3.428%, 8/15/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.04% with no caps(3)                            4,505
                42  Fremont Net Interest Margin,
                    Series 2004 B, 4.70%,
                    5/25/34 (Acquired 5/20/04,
                    Cost $42)(7)                                             42
             3,130  GE Corporate Aircraft Financing
                    LLC, Series 2004-1A, Class A1,
                    VRN, 3.55%, 8/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps (Acquired
                    10/5/04, Cost $3,130)(3)(7)                           3,128
               104  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $104)(7)                                           104
                85  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired 9/15/04,
                    Cost $85)(7)                                             85
               339  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $339)(7)                                           338
                10  MASTR Net Interest Margin, Series
                    2004 CI3, Class N1, 4.45%,
                    2/26/34 (Acquired 5/18/04,
                    Cost $10)(7)                                             10
                12  Merrill Lynch Mortgage Investors Inc.,
                    Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                           12
             1,586  NovaStar Home Equity Loan, Series
                    2004-4, Class A2A, VRN, 3.65%,
                    8/25/05, resets monthly off the
                    1-month LIBOR plus 0.19%
                    with a cap of 11.00%(3)                               1,587

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

             2,854  NovaStar Home Equity Loan, Series
                    2005-1, Class A2A, VRN, 3.58%,
                    8/25/05, resets monthly off the
                    1-month LIBOR plus 0.12% with a
                    cap of 11.00%(3)                                      2,857
                86  NovaStar Net Interest Margin,
                    Series 2004 N2, Class X, O and P,
                    4.46%, 6/26/34 (Acquired 7/20/04,
                    Cost $86)(7)                                             85
             1,675  Park Place Securities Inc., Series
                    2004 WHQ2, Class A3B, VRN,
                    3.62%, 8/25/05, resets monthly off
                    the 1-month LIBOR plus 0.16%
                    with no caps                                          1,676
             1,196  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 3.63%, 8/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%                                                1,197
               300  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                          293
             1,101  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1, VRN,
                    3.60%, 8/25/05, resets monthly off
                    the 1-month LIBOR plus 0.14%
                    with no caps                                          1,102
                49  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A, 5.00%,
                    9/27/34 (Acquired 8/5/04,
                    Cost $49)(7)                                             49
               123  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $123)(7)                                           122
                89  Sharps SP I LLC Net Interest Margin
                    Trust, Series 2004 OP1N, Class NA,
                    5.19%, 4/25/34 (Acquired 6/9/04,
                    Cost $89)(7)                                             89
             2,033  SLM Student Loan Trust, Series
                    2005-2, Class A1, VRN, 3.63%,
                    10/25/05, resets quarterly off the
                    3-month LIBOR minus 0.02% with
                    no caps(3)                                            2,035
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                            34,006
(Cost $33,998)                                                   ---------------

MUNICIPAL SECURITIES - 0.6%
             2,800  Commonwealth of Massachusetts,
                    5.50%, 1/1/34 (FGIC)(3)                               3,356
               800  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                           804
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                                4,160
(Cost $4,215)                                                    ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.3%
               910  Republic of Italy, 4.00%, 6/16/08(2)                    903
               710  United Mexican States, 5.875%,
                    1/15/14(2)                                              728
               180  United Mexican States, 6.75%,
                    9/27/34(2)                                              190
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                    1,821
(Cost $1,828)                                                    ---------------

TEMPORARY CASH INVESTMENTS - 2.3%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 3.57%, 1/26/06,
valued at $4,894), in a joint trading account
at 3.20%, dated 7/29/05, due 8/1/05
(Delivery value $4,801)(3)                                                4,800

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
3.00% - 10.375%, 12/31/06 - 8/15/25, valued at
$10,464), in a joint trading account at 3.20%,
dated 7/29/05, due 8/1/05 (Delivery value
$10,303)(3)                                                              10,300
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                         15,100
(Cost $15,100)                                                   ---------------

COLLATERAL RECEIVED FOR SECURITIES
LENDING(8) - 10.5%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending
agent), 3.31%, dated 7/29/05, due 8/1/05
(Delivery value $43,602)                                                 43,590

Repurchase Agreement, UBS AG, (collateralized by
various U.S. Government Agency obligations in a
pooled account at the lending agent), 3.31%,
dated 7/29/05, due 8/1/05 (Delivery value $25,007)                       25,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR SECURITIES
LENDING                                                                  68,590
(Cost $68,590)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 119.7%                                    781,991
                                                                 ---------------
(COST $716,273)

OTHER ASSETS AND LIABILITIES - (19.7)%                                 (128,615)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $    653,376
                                                                 ===============

FUTURES CONTRACTS*
                                                           ($ IN THOUSANDS)
                                   Expiration     Underlying Face    Unrealized
        Contracts Purchased           Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
12  S&P 500 Index                September 2005       $ 3,717           $ 98
25  U.S. Treasury 10-Year Notes  September 2005         2,775            (43)
                                                 -------------------------------
                                                      $ 6,492           $ 55
                                                 ===============================

                                   Expiration     Underlying Face    Unrealized
          Contracts Sold              Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
178  U.S. Treasury 2-Year Notes  September 2005       $36,754           $178
 78  U.S. Treasury 5-Year Notes  September 2005         8,362             52
                                                  ------------------------------
                                                      $45,116           $230
                                                  ==============================

* FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
REMIC = Real Estate Mortgage Investment Conduit
resets = The frequency with which a  security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective July 31, 2005.
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of July 31, 2005.  The aggregate value of securities on loan at July 31, 2005, was $79,258.
(3)  Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, and/or futures contracts.
(4)  Category is less than 0.05% of total net assets.
(5)  Final maturity indicated, unless otherwise noted.
(6)  When-issued security or forward commitment.
(7)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at July 31, 2005, was $24,101
     (in thousands), which represented 3.7% of net assets.
(8)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. Federal Tax Information

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                               $  718,850
                                                          ---------------
Gross tax appreciation of investments                         $   67,987
Gross tax depreciation of investments                             (4,846)
                                                          ---------------
Net tax appreciation of investments                           $   63,141
                                                          ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VEEDOT(reg.sm) FUND
JULY 31, 2005
[american century investments logo and text logo]

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.6%
AEROSPACE & DEFENSE - 0.5%
            14,500  Boeing Co.                                     $     957,145
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
            11,500  C.H. Robinson Worldwide, Inc.                        719,555
                                                                 ---------------
AIRLINES - 1.0%
            64,000  AirTran Holdings, Inc.(1)                            732,160
            64,000  JetBlue Airways Corp.(1)                           1,344,000
                                                                 ---------------
                                                                       2,076,160
                                                                 ---------------
BEVERAGES - 0.5%
            34,500  Constellation Brands Inc.(1)                         945,300
                                                                 ---------------
BIOTECHNOLOGY - 3.5%
           135,500  BioMarin Pharmaceutical Inc.(1)                    1,151,750
            19,500  Gilead Sciences, Inc.(1)                             873,795
            49,000  Human Genome Sciences, Inc.(1)                       717,850
           175,000  Sciclone Pharmaceuticals, Inc.(1)                  1,260,000
           105,000  Seattle Genetics, Inc.(1)                            632,100
            19,000  Techne Corp.(1)                                      932,330
            64,000  Trimeris, Inc.(1)                                    867,840
           541,000  XOMA Ltd.(1)                                         898,060
                                                                 ---------------
                                                                       7,333,725
                                                                 ---------------
CAPITAL MARKETS - 2.6%
            12,500  Blackrock Inc.                                     1,062,500
            66,500  Investment Technology
                    Group Inc.(1)                                      1,703,730
             9,000  Northern Trust Corp.                                 457,200
            23,000  Raymond James Financial, Inc.                        686,550
            53,500  Schwab (Charles) Corp.                               732,950
            11,000  T. Rowe Price Group Inc.                             729,850
                                                                 ---------------
                                                                       5,372,780
                                                                 ---------------
CHEMICALS - 1.4%
            25,000  American Vanguard Corp.                              612,500
            75,000  Nanophase Technologies Corp.(1)                      540,008
            98,500  Terra Industries Inc.(1)                             827,400
            25,500  Terra Nitrogen Co. L.P.(1)                           865,725
                                                                 ---------------
                                                                       2,845,633
                                                                 ---------------
COMMERCIAL BANKS - 3.6%
            23,500  Amcore Financial Inc.                                743,540
            83,000  Cardinal Financial Corp.(1)                          861,540
            25,000  Cascade Bancorp                                      574,500
            27,500  Center Financial Corp.                               702,625

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            15,000  Columbia Bancorp                                     625,350
            15,000  Columbia Banking Systems Inc.                        415,200
            15,000  Compass Bancshares Inc.                              723,150
            11,500  First State Bancorporation                           255,300
            19,500  National City Corp.                                  719,745
            32,000  Texas Capital Bancshares Inc.(1)                     755,840
            31,000  Whitney Holding Corp.                              1,026,720
                                                                 ---------------
                                                                       7,403,510
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.9%
            57,000  Administaff, Inc.                                  1,459,200
           100,000  Allied Waste Industries Inc.(1)                      858,000
            27,500  Asset Acceptance Capital Corp.(1)                    751,850
            17,500  Equifax Inc.                                         637,000
            15,000  Exponent, Inc.(1)                                    445,875
            35,000  FTI Consulting, Inc.(1)                              843,500
            11,000  HNI Corp.                                            639,650
            19,000  John H. Harland Company                              733,970
            41,500  LECG Corporation(1)                                  897,023
            24,000  Robert Half International Inc.                       813,360
                                                                 ---------------
                                                                       8,079,428
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.1%
           106,500  Arris Group Inc.(1)                                1,175,760
            23,500  Avocent Corp.(1)                                     819,210
            72,500  Foundry Networks, Inc.(1)                            858,400
            71,000  Powerwave Technologies Inc.(1)                       814,370
            75,000  Tellabs, Inc.(1)                                     729,000
                                                                 ---------------
                                                                       4,396,740
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.6%
            20,000  Apple Computer, Inc.(1)                              853,000
            44,500  Komag, Inc.(1)                                     1,578,860
            23,000  Logitech International SA ADR(1)                     896,080
                                                                 ---------------
                                                                       3,327,940
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.1%
            46,000  Insituform Technologies, Inc. Cl A(1)                885,500
            13,500  Jacobs Engineering Group Inc.(1)                     794,880
            28,000  Keith Companies Inc. (The)(1)                        616,000
                                                                 ---------------
                                                                       2,296,380
                                                                 ---------------
CONSTRUCTION MATERIALS - 2.1%
            32,500  Cemex SA de CV ADR                                 1,532,700
             7,500  Eagle Materials Inc.                                 770,250
            18,000  Florida Rock Industries, Inc.                        988,020

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            15,000  Martin Marietta Materials, Inc.                    1,090,350
                                                                 ---------------
                                                                       4,381,320
                                                                 ---------------
CONSUMER FINANCE - 2.0%
            23,000  CompuCredit Corp.(1)                                 871,010
            54,000  Ezcorp Inc.(1)                                       912,600
            35,000  First Cash Financial Services, Inc.(1)               834,750
           101,000  Metris Companies Inc.(1)                           1,499,850
                                                                 ---------------
                                                                       4,118,210
                                                                 ---------------
DISTRIBUTORS - 0.7%
            40,000  Audiovox Corp. Cl A(1)                               720,600
            18,000  Genuine Parts Company                                824,220
                                                                 ---------------
                                                                       1,544,820
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.3%
            12,000  Block (H & R), Inc.                                  683,520
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
            12,000  Moody's Corp.                                        567,720
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
            38,000  BellSouth Corp.                                    1,048,800
                                                                 ---------------
ELECTRIC UTILITIES - 2.6%
            27,000  CenterPoint Energy, Inc.                             370,980
            21,000  CH Energy Group, Inc.                              1,032,150
            30,500  Consolidated Edison, Inc.                          1,468,880
            18,500  Edison International                                 756,280
            12,500  Exelon Corporation                                   669,000
            16,000  NSTAR                                                485,280
            30,000  TECO Energy, Inc.                                    568,800
                                                                 ---------------
                                                                       5,351,370
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
            50,000  Encore Wire Corp.(1)                                 740,500
            35,500  Regal-Beloit Corp.                                 1,118,250
                                                                 ---------------
                                                                       1,858,750
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.4%
            36,500  Agilent Technologies, Inc.(1)                        957,760
            26,500  Fargo Electronics, Inc.(1)                           471,435
            31,000  Itron Inc.(1)                                      1,501,950
            19,500  Jabil Circuit, Inc.(1)                               608,205

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            97,000  Plexus Corp.(1)                                    1,399,710
                                                                 ---------------
                                                                       4,939,060
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 8.7%
            18,500  Baker Hughes Inc.                                  1,045,990
            19,000  Diamond Offshore Drilling, Inc.                    1,084,140
            27,000  ENSCO International Inc.                           1,090,260
            16,500  Global SantaFe Corp.                                 742,335
            31,500  Grant Prideco Inc.(1)                              1,011,150
            26,500  Helmerich & Payne, Inc.                            1,513,680
            23,000  National Oilwell Varco, Inc.(1)                    1,204,050
            23,000  Noble Corp.                                        1,545,140
            93,500  Parker Drilling Co.(1)                               691,900
            18,500  Schlumberger Ltd.                                  1,549,190
            15,500  Smith International, Inc.                          1,053,070
           147,000  Stolt Offshore SA ADR(1)                           1,691,969
            79,000  Superior Energy Services(1)                        1,685,860
            10,000  Tenaris SA ADR                                       938,700
            30,500  W-H Energy Services Inc.(1)                          957,700
                                                                 ---------------
                                                                      17,805,134
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
            76,500  Casey's General Stores, Inc.                       1,664,640
            60,000  Smart & Final Inc.(1)                                838,200
                                                                 ---------------
                                                                       2,502,840
                                                                 ---------------
FOOD PRODUCTS - 0.5%
            30,000  Lifeway Foods, Inc.(1)                               504,600
            15,000  Peet's Coffee & Tea Inc.(1)                          513,150
                                                                 ---------------
                                                                       1,017,750
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
            26,500  Aspect Medical Systems Inc.(1)                       874,500
            22,000  Baxter International, Inc.                           863,940
            57,000  Cerus Corp.(1)                                       388,740
            15,000  Diagnostic Products Corp.                            846,900
            25,000  Greatbatch, Inc.(1)                                  605,250
            27,500  Hospira Inc.(1)                                    1,051,875
            13,000  Respironics, Inc.(1)                                 492,700
           207,000  RITA Medical Systems, Inc.(1)                        838,350
            31,000  St. Jude Medical, Inc.(1)                          1,469,710
            47,000  Thoratec Corp.(1)                                    776,440
                                                                 ---------------
                                                                       8,208,405
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.5%
            58,500  AMN Healthcare Services, Inc.(1)                     989,235
            37,500  Centene Corp.(1)                                   1,098,750
            30,000  Computer Programs & Systems Inc.                   1,140,000
            62,500  HealthTronics Inc.(1)                                805,000
            14,000  IMS Health Inc.                                      381,220

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            14,000  Laboratory Corporation of America
                    Holdings(1)                                          709,380
             8,000  Pediatrix Medical Group, Inc.(1)                     627,360
            49,500  Per-Se Technologies Inc.(1)                        1,141,965
            13,500  Pharmaceutical Product
                    Development, Inc.(1)                                 772,605
            38,000  SFBC International, Inc.(1)                        1,529,120
            47,000  TriZetto Group, Inc. (The)(1)                        756,230
            39,500  VistaCare, Inc. Cl A(1)                              826,340
            37,000  Vital Images, Inc.(1)                                723,720
                                                                 ---------------
                                                                      11,500,925
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            11,500  Brinker International, Inc.(1)                       470,350
             9,000  Harrah's Entertainment, Inc.                         708,660
            11,000  Station Casinos Inc.                                 807,950
                                                                 ---------------
                                                                       1,986,960
                                                                 ---------------
HOUSEHOLD DURABLES - 2.8%
            12,500  Beazer Homes USA, Inc.                               818,000
            10,500  Black & Decker Corporation                           948,255
            26,500  D.R. Horton, Inc.                                  1,088,620
            20,000  Dominion Homes, Inc.(1)                              432,200
            18,000  Jarden Corp.(1)                                      690,480
             1,000  NVR, Inc.(1)                                         938,000
            10,500  Standard Pacific Corp.                             1,001,595
                                                                 ---------------
                                                                       5,917,150
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
             7,500  Teleflex Inc.                                        497,475
                                                                 ---------------
INSURANCE - 1.8%
            23,000  Allstate Corp.                                     1,408,980
            18,000  Fidelity National Financial, Inc.                    709,200
            15,500  First American Financial
                    Corp. (The)                                          681,225
             6,500  Navigators Group Inc.(1)                             239,720
            32,000  Universal American Financial
                    Corp.(1)                                             787,840
                                                                 ---------------
                                                                       3,826,965
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
            41,000  IAC/InterActiveCorp(1)                             1,094,700
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.9%
            56,000  Vignette Corp.(1)                                    883,120
            35,500  WebEx Communications, Inc.(1)                      1,014,235
                                                                 ---------------
                                                                       1,897,355
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

IT SERVICES - 1.0%
            33,500  Alliance Data Systems Corp.(1)                     1,426,095
            20,000  Paychex, Inc.                                        698,200
                                                                 ---------------
                                                                       2,124,295
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.5%
            33,500  Hasbro, Inc.                                         734,990
            24,500  MarineMax Inc.(1)                                    814,870
            28,500  RC2 Corp.(1)                                       1,163,085
            12,500  SCP Pool Corp.                                       455,500
                                                                 ---------------
                                                                       3,168,445
                                                                 ---------------
MACHINERY - 2.3%
            41,500  Albany International Corp.                         1,454,160
             9,000  ITT Industries, Inc.                                 957,600
            51,000  JLG Industries Inc.                                1,598,340
            34,000  Lindsay Manufacturing Co.                            835,380
                                                                 ---------------
                                                                       4,845,480
                                                                 ---------------
METALS & MINING - 0.5%
            69,500  Goldcorp Inc. New York Shares                      1,130,070
                                                                 ---------------
MULTI-UTILITIES - 0.3%
            16,000  Wisconsin Energy Corp.                               642,400
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.9%
            30,500  Chesapeake Energy Corp.                              796,355
            13,500  Consol Energy Inc.                                   909,360
            17,000  Dominion RES Black Warrior                           735,250
            12,000  Newfield Exploration Company(1)                      509,880
            28,000  XTO Energy Inc.                                      982,520
                                                                 ---------------
                                                                       3,933,365
                                                                 ---------------
PHARMACEUTICALS - 2.7%
            48,000  CNS Inc.                                           1,219,200
           150,000  Durect Corp.(1)                                      901,500
            40,500  Hi-Tech Pharmacal Co., Inc.(1)                     1,137,645
            79,000  King Pharmaceuticals, Inc.(1)                        880,850
            27,000  Schering-Plough Corp.                                562,140
            20,000  Wyeth                                                915,000
                                                                 ---------------
                                                                       5,616,335
                                                                 ---------------
REAL ESTATE - 4.6%
            12,500  Camden Property Trust                                691,000
            20,000  CBL & Associates Properties, Inc.                    917,600
            14,500  Equity Residential                                   585,800
             7,500  Essex Property Trust, Inc.                           688,950

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

            23,500  General Growth Properties, Inc.                    1,080,530
            15,000  Mid-America Apartment
                    Communities Inc.                                     722,250
            10,000  Public Storage Inc.                                  667,500
            16,000  Simon Property Group, Inc.                         1,275,840
            13,000  SL Green Realty Corp.                                906,100
            34,500  Strategic Capital Hotel, Inc.                        653,775
            32,500  Trammell Crow Co.(1)                                 820,950
             6,500  Vornado Realty Trust                                 576,160
                                                                 ---------------
                                                                       9,586,455
                                                                 ---------------
ROAD & RAIL - 0.2%
            11,000  CSX Corporation                                      500,940
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 4.6%
            32,500  Advanced Micro Devices, Inc.(1)                      652,600
           250,000  Anadigics, Inc.(1)                                   627,500
            24,000  Cymer, Inc.(1)                                       832,800
            33,500  Genesis Microchip Inc.(1)                            832,140
            44,000  Intel Corp.                                        1,194,160
            96,000  Intevac, Inc.(1)                                   1,166,400
            82,500  LSI Logic Corp.(1)                                   805,200
            56,000  Standard Microsystems Corp.(1)                     1,425,760
            77,000  Teradyne, Inc.(1)                                  1,195,810
            36,500  Veeco Instruments Inc.(1)                            738,030
                                                                 ---------------
                                                                       9,470,400
                                                                 ---------------
SOFTWARE - 2.4%
            22,000  Blackboard Inc.(1)                                   541,970
            24,500  Captiva Software Corp.(1)                            395,920
            70,000  Concur Technologies, Inc.(1)                         772,100
            68,500  Oracle Corp.(1)                                      930,230
           100,000  PLATO Learning, Inc.(1)                              815,000
            15,000  Renaissance Learning, Inc.                           351,150
            63,000  Secure Computing Corp.(1)                            778,680
            27,500  Ultimate Software Group Inc.(1)                      503,250
                                                                 ---------------
                                                                       5,088,300
                                                                 ---------------
SPECIALTY RETAIL - 4.4%
            25,500  Bebe Stores Inc.                                     725,730
            17,500  Burlington Coat Factory
                    Warehouse Corp.                                      718,025
            63,000  Charming Shoppes, Inc.(1)                            738,990
            38,500  Guess?, Inc.(1)                                      900,900
            17,500  Hibbett Sporting Goods Inc.(1)                       700,525
            24,500  Michaels Stores, Inc.                              1,004,500
            16,500  Shoe Carnival Inc.(1)                                408,705
            18,500  Sports Authority Inc. (The)(1)                       588,300
            42,500  Tiffany & Co.                                      1,446,275
            23,500  United Auto Group, Inc.                              830,725
            33,000  Zale Corp.(1)                                      1,122,000
                                                                 ---------------
                                                                       9,184,675
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS - 4.3%
            15,000  Brown Shoe Company, Inc.                             591,750
            22,050  Charles & Colvard Ltd.                               602,627
            21,000  Coach Inc.(1)                                        737,310
            60,500  Forward Industries, Inc.(1)                        1,618,375
            75,500  Hartmarx Corp.(1)                                    771,610
            20,000  Kenneth Cole Productions Inc.                        595,400
            23,500  Oxford Industries, Inc.                            1,104,735
            39,500  Phillips-Van Heusen                                1,339,050
            90,500  Skechers U.S.A., Inc. Cl A(1)                      1,487,820
                                                                 ---------------
                                                                       8,848,677
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.1%
            37,000  Astoria Financial Corp.                            1,033,780
            18,500  Downey Financial Corp.                             1,432,640
            26,000  Fidelity Bankshares, Inc.                            814,840
            11,500  FirstFed Financial Corp.(1)                          718,520
             6,000  Harbor Florida Bancshares Inc.                       230,280
            16,000  IndyMac Bancorp, Inc.                                697,760
            69,000  Partners Trust Financial
                    Group, Inc.(1)                                       820,410
            14,500  Washington Mutual, Inc.                              615,960
                                                                 ---------------
                                                                       6,364,190
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.4%
            23,000  Applied Industrial Technologies Inc.                 821,790
            70,500  Electro Rent Corp.(1)                              1,001,805
            26,500  GATX Corp.                                         1,001,700
                                                                 ---------------
                                                                       2,825,295
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.5%
            15,000  NII Holdings, Inc.(1)                              1,116,600
                                                                 ---------------
TOTAL COMMON STOCKS                                                  200,949,447
(Cost $176,396,793)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.2%

Repurchase Agreement, Deutsche Bank Securities,
Inc., (collateralized by various U.S. Treasury
obligations, 3.22%, 1/15/15, valued at
$6,834,102), in a joint trading account at 3.22%,
dated 7/29/05, due 8/1/05
(Delivery value $6,701,798)                                            6,700,000
                                                                 ---------------
(Cost $6,700,000)

TOTAL INVESTMENT SECURITIES - 99.8%                                  207,649,447
                                                                 ---------------
(COST $183,096,793)

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - 0.2%                                      465,571
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 208,115,018
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1)  Non-income producing.

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As July 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                       $  183,302,437
                                                   ===================
Gross tax appreciation of investments                 $   25,085,396
Gross tax depreciation of investments                       (738,386)
                                                   -------------------
Net tax appreciation  of investments                  $   24,347,010
                                                   ===================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL VALUE FUND
JULY 31, 2005
[american century investments logo and text logo]

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.8%
AEROSPACE & DEFENSE - 0.6%
            57,500  Northrop Grumman Corp.                         $   3,188,375
                                                                 ---------------
AUTO COMPONENTS - 0.6%
            68,200  Lear Corporation                                   2,916,914
                                                                 ---------------
AUTOMOBILES - 1.3%
            75,800  General Motors Corp.                               2,790,956
            50,800  Toyota Motor Corp. ADR                             3,853,688
                                                                 ---------------
                                                                       6,644,644
                                                                 ---------------
BEVERAGES - 2.3%
           108,400  Coca-Cola Company (The)                            4,743,584
            46,400  Molson Coors Brewing Co.                           2,909,280
           140,800  Pepsi Bottling Group Inc.                          4,105,728
                                                                 ---------------
                                                                      11,758,592
                                                                 ---------------
CAPITAL MARKETS - 3.6%
           116,100  Bank of New York Co., Inc. (The)                   3,573,558
           132,800  Merrill Lynch & Co., Inc.                          7,805,984
           128,200  Morgan Stanley                                     6,801,010
                                                                 ---------------
                                                                      18,180,552
                                                                 ---------------
CHEMICALS - 1.2%
            90,800  PPG Industries, Inc.                               5,904,724
                                                                 ---------------
COMMERCIAL BANKS - 9.8%
           395,300  Bank of America Corp.                             17,235,080
            70,100  National City Corp.                                2,587,391
            85,100  PNC Financial Services Group                       4,665,182
           234,200  U.S. Bancorp                                       7,040,052
           153,900  Wachovia Corp.                                     7,753,482
           171,700  Wells Fargo & Co.                                 10,532,078
                                                                 ---------------
                                                                      49,813,265
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
            98,900  R.R. Donnelley & Sons Company                      3,565,345
           124,700  Waste Management, Inc.                             3,506,564
                                                                 ---------------
                                                                       7,071,909
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           138,100  Avaya Inc.(1)                                      1,426,573
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 3.2%
           371,200  Hewlett-Packard Co.                                9,138,944
            83,400  International Business
                    Machines Corp.                                     6,960,564
                                                                 ---------------
                                                                      16,099,508
                                                                 ---------------
DIVERSIFIED - 1.6%
            64,400  Standard and Poor's 500
                    Depositary Receipt                                 7,970,788
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.6%
           540,300  Citigroup Inc.                                    23,503,050
           278,800  J.P. Morgan Chase & Co.                            9,797,032
                                                                 ---------------
                                                                      33,300,082
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.2%
            56,900  AT&T Corp.                                         1,126,620
           209,800  BellSouth Corp.                                    5,790,480
           253,400  SBC Communications Inc.                            6,195,630
           171,500  Sprint Corp.                                       4,613,350
           110,800  Verizon Communications                             3,792,684
                                                                 ---------------
                                                                      21,518,764
                                                                 ---------------
ELECTRIC UTILITIES - 2.8%
           148,100  Exelon Corporation                                 7,926,312
           103,200  PPL Corporation                                    6,355,056
                                                                 ---------------
                                                                      14,281,368
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.9%
            41,000  CVS Corp.                                          1,272,230
           256,300  Kroger Co. (The)(1)                                5,087,555
            61,600  Wal-Mart Stores, Inc.                              3,039,960
                                                                 ---------------
                                                                       9,399,745
                                                                 ---------------
FOOD PRODUCTS - 2.4%
           109,600  H.J. Heinz Company                                 4,031,088
           177,700  Sara Lee Corp.                                     3,541,561
            70,200  Unilever N.V. New York Shares                      4,697,082
                                                                 ---------------
                                                                      12,269,731
                                                                 ---------------
GAS UTILITIES - 0.7%
           149,200  NiSource Inc.                                      3,624,068
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
            94,500  Baxter International, Inc.                         3,711,015
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - 0.5%
            52,900  HCA Inc.                                           2,605,325
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.4%
           225,900  McDonald's Corporation                             7,041,303
                                                                 ---------------
HOUSEHOLD DURABLES - 1.0%
           140,000  Newell Rubbermaid Inc.                             3,481,800
            21,600  Whirlpool Corp.                                    1,727,568
                                                                 ---------------
                                                                       5,209,368
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.4%
           171,700  General Electric Co.                               5,923,650
           210,900  Tyco International Ltd.                            6,426,123
                                                                 ---------------
                                                                      12,349,773
                                                                 ---------------
INSURANCE - 6.1%
           118,100  Allstate Corp.                                     7,234,806
            98,700  American International Group, Inc.                 5,941,740
            78,100  Hartford Financial Services
                    Group Inc. (The)                                   6,292,517
            61,000  Loews Corp.                                        5,101,430
            78,100  Marsh & McLennan
                    Companies, Inc.                                    2,262,557
            75,300  Torchmark Corp.                                    3,935,931
                                                                 ---------------
                                                                      30,768,981
                                                                 ---------------
IT SERVICES - 1.5%
            86,500  Computer Sciences Corp.(1)                         3,959,970
            81,800  Fiserv, Inc.(1)                                    3,629,466
                                                                 ---------------
                                                                       7,589,436
                                                                 ---------------
MACHINERY - 2.8%
            50,700  Deere & Co.                                        3,727,971
            77,400  Dover Corp.                                        3,193,524
            54,400  Ingersoll-Rand Company                             4,252,448
            47,300  Parker-Hannifin Corp.                              3,108,556
                                                                 ---------------
                                                                      14,282,499
                                                                 ---------------
MEDIA - 3.0%
            68,500  Gannett Co., Inc.                                  4,997,760
           518,200  Time Warner Inc.(1)                                8,819,764
            45,600  Viacom, Inc. Cl B                                  1,527,144
                                                                 ---------------
                                                                      15,344,668
                                                                 ---------------
METALS & MINING - 1.0%
           134,800  Alcoa Inc.                                         3,781,140

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            25,900  Nucor Corp.                                        1,436,155
                                                                 ---------------
                                                                       5,217,295
                                                                 ---------------
MULTILINE RETAIL - 0.6%
           145,300  Dollar General Corp.                               2,952,496
                                                                 ---------------
OFFICE ELECTRONICS - 0.8%
           309,400  Xerox Corp.(1)                                     4,087,174
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.7%
           171,400  Chevron Corp.                                      9,942,914
           153,800  ConocoPhillips                                     9,626,342
           363,600  Exxon Mobil Corp.                                 21,361,500
           217,800  Royal Dutch Shell plc ADR(1)                      13,346,784
                                                                 ---------------
                                                                      54,277,540
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
           102,600  Weyerhaeuser Co.                                   7,077,348
                                                                 ---------------
PHARMACEUTICALS - 4.4%
           128,500  Abbott Laboratories                                5,991,955
           120,400  Bristol-Myers Squibb Co.                           3,007,592
            96,400  Johnson & Johnson                                  6,165,744
            70,900  Merck & Co., Inc.                                  2,202,154
           111,000  Wyeth                                              5,078,250
                                                                 ---------------
                                                                      22,445,695
                                                                 ---------------
ROAD & RAIL - 0.6%
            78,700  Norfolk Southern Corp.                             2,928,427
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.8%
           149,400  Intel Corp.                                        4,054,716
                                                                 ---------------
SOFTWARE - 1.6%
           314,700  Microsoft Corporation                              8,059,467
                                                                 ---------------
SPECIALTY RETAIL - 0.6%
           156,000  Gap, Inc. (The)                                    3,293,160
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
            76,500  Liz Claiborne, Inc.                                3,183,165
            62,600  Reebok International Ltd.                          2,647,980

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

            58,700  VF Corp.                                           3,465,648
                                                                 ---------------
                                                                       9,296,793
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.1%
           254,600  Freddie Mac                                       16,111,088
            40,300  MGIC Investment Corp.                              2,763,774
           164,500  Washington Mutual, Inc.                            6,987,960
                                                                 ---------------
                                                                      25,862,822
                                                                 ---------------
TOBACCO - 1.5%
           110,200  Altria Group Inc.                                  7,378,992
                                                                 ---------------
TOTAL COMMON STOCKS                                                  481,203,895
(Cost $425,966,136)                                              ---------------

TEMPORARY CASH INVESTMENTS - 5.0%

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
3.00% - 10.375%, 12/31/06 - 8/15/25, valued at
$25,906,829), in a joint trading account at 3.20%,
dated 7/29/05, due 8/1/05 (Delivery value
$25,506,800)                                                          25,500,000
                                                                 ---------------
(Cost $25,500,000)

TOTAL INVESTMENT SECURITIES - 99.8%                                  506,703,895
                                                                 ---------------
(COST $451,466,136)

OTHER ASSETS AND LIABILITIES - 0.2%                                      924,257
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 507,628,152
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1)  Non-income producing.

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1.  FEDERAL TAX INFORMATION

As of July 31, 2005, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                        $ 451,906,387
                                                  =====================
Gross tax appreciation of investments                  $  56,700,715
Gross tax depreciation of investments                     (1,903,207)
                                                  ---------------------
Net tax appreciation of investments                    $  54,797,508
                                                  =====================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUTUAL FUNDS, INC.

By:      /s/ William M. Lyons
         -------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    September 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    September 26, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    September 26, 2005